UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Global Equity Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Address of principal executive offices) ( Zip code)

Robert J. Francais
Aspiriant Global Equity Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: August 31, 2014

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

A series of Aspiriant Global Equity Trust

Semi-Annual Report
August 31, 2014
(Unaudited)

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
TABLE OF CONTENTS

Schedule of Investments	1-25
Summary of Investments	26
Statement of Assets and Liabilities.	27
Statement of Operations	28
Statement of Changes in Net Assets	29
Financial Highlights	30
Notes to Financial Statements	31-42
Other Information	43-44
Expense Example	45

1

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK – 91.2%
	AUSTRALIA – 2.0%
5,564	AGL Energy Ltd.	$73,330
50,021	Alumina Ltd.*	72,524
19,842	AMP Ltd.	109,038
5,363	APA Group	38,848
10,032	Asciano Ltd.	58,889
350	ASX Ltd.	12,261
43,909	Aurizon Holdings Ltd.	195,812
12,070	Australia & New Zealand Banking Group Ltd.	377,191
883	Bank of Queensland Ltd.	10,386
1,361	Bendigo and Adelaide Bank Ltd.	15,839
14,129	BHP Billiton Ltd. - ADR	487,236
9,724	Boral Ltd.	50,097
5,686	Caltex Australia Ltd.	151,514
5,923	CFS Retail Property Trust Group - REIT	11,906
2,519	Commonwealth Bank of Australia	191,485
883	Computershare Ltd.	10,172
30,291	Dexus Property Group - REIT	34,112
4,791	Federation Centres Ltd. - REIT	11,916
339	Flight Centre Travel Group Ltd.	14,860
20,736	Fortescue Metals Group Ltd.1	80,998
9,542	Goodman Group - REIT	49,781
9,203	GPT Group - REIT	34,312
33,838	Harvey Norman Holdings Ltd.	112,313
26,299	Incitec Pivot Ltd.	76,227
9,385	Leighton Holdings Ltd.	197,030
12,143	Lend Lease Group	162,366
4,214	Macquarie Group Ltd.	229,769
23,531	Metcash Ltd.	61,778
20,198	Mirvac Group - REIT	34,656
7,344	National Australia Bank Ltd.	241,684
5,274	Newcrest Mining Ltd.*	56,113
55,180	Qantas Airways Ltd.*	75,857
719	Ramsay Health Care Ltd.	34,914
1,905	Rio Tinto Ltd.	111,758
25,068	Scentre Group - REIT*	80,304
9,862	Sonic Healthcare Ltd.	162,464
12,704	Stockland - REIT	50,479
1,154	Suncorp Group Ltd.	15,564
54,531	Tabcorp Holdings Ltd.	182,874
49,070	Telstra Corp. Ltd.	255,031

Number of Shares		Value
	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
35,728	TPG Telecom Ltd.*	$201,541
9,438	Westfield Corp. - REIT	67,167
3,759	Westpac Banking Corp.	123,214
4,248	Woolworths Ltd.1	143,584
		4,769,194
	AUSTRIA – 0.0%
499	Buwog A.G.*	9,738
558	CA Immobilien Anlagen A.G.*	11,540
506	Conwert Immobilien Invest S.E.	6,308
1,734	Oesterreichische Post A.G.	81,179
43	Wienerberger A.G.	644
		109,409
	BELGIUM – 0.3%
145	Ackermans & Van Haaren N.V.	17,539
610	Arseus N.V.*	33,229
138	Befimmo S.A. - REIT*	11,150
9,483	Belgacom S.A.	338,046
4,720	bpost S.A.	116,253
144	Cofinimmo - REIT*	17,771
246	Groupe Bruxelles Lambert S.A.	24,193
721	KBC Ancora	23,641
660	Solvay S.A.	103,848
121	Warehouses De Pauw SCA - REIT	9,102
		694,772
	BERMUDA – 2.1%
1,592	African Minerals Ltd.*	814
1,900	Aircastle Ltd.	36,328
700	Aspen Insurance Holdings Ltd.	29,764
11,400	Assured Guaranty Ltd.	275,310
4,300	Axis Capital Holdings Ltd.	207,346
76,485	BW Offshore Ltd.	105,878
1,000	Cheung Kong Infrastructure Holdings Ltd.	7,225
1,400	Endurance Specialty Holdings Ltd.2	81,298
1,007	Energy XXI Bermuda Ltd.	16,616
3,900	Everest Re Group Ltd.	638,976
4,000	First Pacific Co., Ltd.	4,657
1,852,000	GOME Electrical Appliances Holding Ltd.	329,560
5,144	Gulf Keystone Petroleum Ltd.*	6,722
2,000	Invesco Ltd.	81,680
250	Kerry Logistics Network Ltd.1	413

2

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	BERMUDA (Continued)
12,000	Kerry Properties Ltd.	$44,581
63,700	Marvell Technology Group Ltd.	886,067
38,000	Noble Group Ltd.	41,310
3,000	NWS Holdings Ltd.	5,665
8,700	PartnerRe Ltd.	971,703
2,343	Petra Diamonds Ltd.*	6,947
3,400	Platinum Underwriters Holdings Ltd.	212,398
5,700	Signet Jewelers Ltd.	671,859
6,700	Validus Holdings Ltd.	262,037
16,500	Yue Yuen Industrial Holdings Ltd.	51,133
		4,976,287
	BRAZIL – 2.5%
55,500	AMBEV S.A. - ADR	404,595
58,500	CCR S.A.	529,466
5,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	259,539
15,200	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	143,488
64,945	Cia Energetica de Minas Gerais - ADR	557,878
4,280	Cielo S.A.	80,227
36,000	CPFL Energia S.A.	363,297
37,300	EcoRodovias Infraestrutura e Logistica S.A.	238,280
74,400	EDP - Energias do Brasil S.A.	375,573
32,395	Localiza Rent a Car S.A.	576,699
1,800	Lojas Renner S.A.	61,611
21,100	Natura Cosmeticos S.A.	386,558
25,100	Qualicorp S.A.*	313,960
5,900	Raia Drogasil S.A.	57,458
52,300	Souza Cruz S.A.	489,707
16,600	Telefonica Brasil S.A. - ADR	355,240
1,600	Tim Participacoes S.A. - ADR	44,768
3,400	Totvs S.A.	62,061
34,000	Tractebel Energia S.A.	569,730
1,200	Ultrapar Participacoes S.A.	30,926
18,980	WEG S.A.	237,324
		6,138,385
	CANADA – 3.0%
12,900	Advantage Oil & Gas Ltd.*	79,728
3,200	Aecon Group, Inc.	48,737
500	AGF Management Ltd. - Class B	5,721
2,754	Agnico Eagle Mines Ltd.	105,317

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
900	Agrium, Inc.	$85,108
1,600	Aimia Inc.	25,384
1,000	Alimentation Couche Tard, Inc. - Class B	29,992
400	Allied Properties Real Estate Investment Trust - REIT	13,133
800	Artis Real Estate Investment Trust - REIT	11,713
1,100	AutoCanada, Inc.	68,541
5,300	B2Gold Corp.*1	13,649
2,500	Ballard Power Systems, Inc.*	9,542
2,200	Bank of Montreal	169,274
3,100	Bank of Nova Scotia	205,393
13,500	Bankers Petroleum Ltd.*	81,946
3,500	Barrick Gold Corp.	64,347
200	Boardwalk Real Estate Investment Trust - REIT	12,666
1,600	Brookfield Asset Management, Inc. - Class A1	76,446
800	CAE, Inc.	9,889
700	Calloway Real Estate Investment Trust - REIT	17,170
500	Canaccord Genuity Group, Inc.1	5,546
4,000	Canacol Energy Ltd.*	25,090
500	Canadian Apartment Properties REIT - REIT	10,945
2,100	Canadian Imperial Bank of Commerce	200,691
2,700	Canadian National Railway Co.	193,914
5,500	Canadian Natural Resources Ltd.	239,718
1,400	Canadian Oil Sands Ltd.1	30,155
700	Canadian Pacific Railway Ltd.	140,212
400	Canadian Real Estate Investment Trust - REIT	17,795
500	Canadian Tire Corp. Ltd. - Class A	51,651
4,400	Canam Group, Inc.	46,133
2,200	Canfor Corp.*	51,029
500	Catamaran Corp.*	23,558
8,000	Celestica, Inc.*	87,998
5,600	Cenovus Energy, Inc.	178,615
1,000	Chartwell Retirement Residences - REIT	10,310
700	CI Financial Corp.	22,971

3

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
600	Cogeco Cable, Inc.	$34,599
700	Cominar Real Estate Investment Trust - REIT	12,432
300	Constellation Software, Inc.	74,353
1,200	Crescent Point Energy Corp.1	49,664
600	DeeThree Exploration Ltd.*	6,180
1,100	Detour Gold Corp.*1	13,850
300	DH Corp.	8,973
1,000	Dollarama, Inc.	85,138
3,400	Dominion Diamond Corp.*	46,061
200	Dorel Industries, Inc. - Class B	6,760
600	Dream Office Real Estate Investment Trust - REIT	16,042
10,600	Encana Corp.	244,405
1,700	Enerflex Ltd.	32,802
8,600	Enerplus Corp.1	196,867
4,600	Finning International, Inc.	143,420
1,000	First Majestic Silver Corp.*	10,246
600	First Quantum Minerals Ltd.	13,470
400	FirstService Corp.	21,981
400	Fortis, Inc.1	12,331
2,000	Genworth MI Canada, Inc.	70,818
1,000	Gibson Energy, Inc.	33,523
200	Gluskin Sheff + Associates, Inc.	6,087
1,500	Goldcorp, Inc.	42,118
300	Granite Real Estate Investment Trust	11,194
600	Great-West Lifeco, Inc.1	17,559
800	H&R Real Estate Investment Trust - REIT	17,018
1,400	Home Capital Group, Inc.	69,813
200	IGM Financial, Inc.	9,543
400	Imperial Oil Ltd.	21,286
700	Intertape Polymer Group, Inc.	9,509
1,200	Jean Coutu Group PJC, Inc. - Class A	24,898
700	Kelt Exploration Ltd.*	8,794
300	Keyera Corp.	26,394
10,600	Kinross Gold Corp.*	41,920
2,800	Kodiak Oil & Gas Corp.*	45,556
800	Labrador Iron Ore Royalty Corp.	22,066
700	Laurentian Bank of Canada	32,042
1,600	Legacy Oil + Gas, Inc.*	11,522
2,200	Linamar Corp.	126,986

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
2,500	Long Run Exploration Ltd.	$12,117
4,000	MAG Silver Corp.*	32,742
2,300	Magna International, Inc.	260,778
100	Manitoba Telecom Services, Inc.	2,840
3,700	Manulife Financial Corp.	74,694
600	Maple Leaf Foods, Inc.	11,174
2,600	Martinrea International, Inc.	34,171
800	Methanex Corp.	53,490
400	Morneau Shepell, Inc.	6,272
600	Mullen Group Ltd.1	16,014
1,500	National Bank of Canada	72,165
1,800	Nevsun Resources Ltd.	7,450
900	Newalta Corp.	18,119
16,900	OceanaGold Corp.*	46,318
2,600	Onex Corp.	151,390
800	Open Text Corp.	44,941
500	Paramount Resources Ltd. - Class A*	27,729
900	Parex Resources, Inc.*	11,613
900	Pason Systems, Inc.	28,681
2,500	Pembina Pipeline Corp.1	114,895
4,800	Pengrowth Energy Corp.1	30,593
1,100	Power Corp. of Canada	32,414
3,300	Precision Drilling Corp.	42,066
900	Quebecor, Inc. - Class B	22,961
7,600	Raging River Exploration, Inc.*	76,888
8,800	Redknee Solutions, Inc.*	29,379
1,200	RioCan Real Estate Investment Trust - REIT	29,898
1,000	RMP Energy, Inc.*	8,047
800	RONA, Inc.	10,514
3,000	Royal Bank of Canada	222,855
1,700	Savanna Energy Services Corp.	12,305
6,700	SEMAFO, Inc.*	29,824
1,100	ShawCor Ltd.	59,618
2,500	Sherritt International Corp.	9,818
500	Silver Wheaton Corp.	12,490
1,200	Stantec, Inc.	81,781
8,100	Suncor Energy, Inc.	332,478
700	Tahoe Resources, Inc.*	17,923
3,900	Talisman Energy, Inc.	39,204
2,600	Teck Resources Ltd. - Class B	59,040

4

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
14,400	Tesco Corp.	$305,568
5,700	Thompson Creek Metals Co., Inc.*	16,409
200	TMX Group Ltd.	10,047
3,800	Toronto-Dominion Bank	200,083
3,600	Transcontinental, Inc. - Class A	50,029
2,900	TransGlobe Energy Corp.	19,657
6,300	Trinidad Drilling Ltd.	57,942
1,300	Turquoise Hill Resources Ltd.*1	4,376
600	Uranium Participation Corp.*	2,892
900	Valeant Pharmaceuticals International, Inc.*	105,437
700	Vermilion Energy, Inc.	45,536
100	West Fraser Timber Co., Ltd.	5,063
5,400	Western Energy Services Corp.	53,141
30,300	Western Forest Products, Inc.	68,553
800	Westshore Terminals Investment Corp.	26,613
		7,307,282
	CAYMAN ISLANDS – 0.5%
33,000	ANTA Sports Products Ltd.	63,242
6,700	ASM Pacific Technology Ltd.1	69,709
60,000	Belle International Holdings Ltd.1	76,712
1,900	Fabrinet*2	30,761
6,700	Fresh Del Monte Produce, Inc.	213,998
50,000	Geely Automobile Holdings Ltd.	19,143
14,000	HKT Trust and HKT Ltd.	16,583
16,800	MGM China Holdings Ltd.	55,559
1,324	Phoenix Group Holdings	16,313
6,800	Sands China Ltd.	44,270
360,000	Sino Biopharmaceutical Ltd.	331,452
11,500	Tencent Holdings Ltd.	187,173
8,000	Tingyi Cayman Islands Holding Corp.	22,457
9,200	Wynn Macau Ltd.1	35,231
		1,182,603
	CHILE – 0.9%
19,300	Banco Santander Chile - ADR1	460,498
78,915	Cencosud S.A.	236,707
294,454	Empresa Nacional de Electricidad S.A.*	452,902
4,590	Empresas COPEC S.A.	58,435
33,200	Enersis S.A. - ADR	561,412
45,014	S.A.C.I. Falabella	339,086

Number of Shares		Value
	COMMON STOCK (Continued)
	CHILE (Continued)
3,700	Sociedad Quimica y Minera de Chile S.A. - B Shares - ADR	$101,306
		2,210,346
	CHINA – 0.3%
8,000	China Shenhua Energy Co., Ltd. - Class H	23,069
120,000	China Telecom Corp. Ltd. - Class H	74,192
146,000	PetroChina Co., Ltd. - Class H	207,460
16,800	Sinopharm Group Co., Ltd. - Class H1	58,604
36,000	Tsingtao Brewery Co., Ltd. - Class H	273,214
		636,539
	CURACAO – 0.3%
5,300	Orthofix International N.V.*	179,723
3,900	Schlumberger Ltd.	427,596
		607,319
	DENMARK – 0.6%
120	ALK-Abello A/S	16,085
44	AP Moeller - Maersk A/S - Class B	110,536
829	Auriga Industries A/S - B Shares	45,996
852	Bavarian Nordic A/S*	16,881
1,979	Coloplast A/S - Class B	164,603
393	Dfds A/S*	33,522
2,099	DSV A/S	64,467
1,113	GN Store Nord A/S	25,386
507	NKT Holding A/S	29,936
2,373	Novo Nordisk A/S - Class B	108,840
7,786	Pandora A/S	583,905
80	Rockwool International A/S - B Shares	12,602
993	Royal Unibrew A/S	176,901
888	Schouw & Co.	42,623
8,358	TDC A/S	71,638
408	Topdanmark A/S*	12,595
		1,516,516
	FINLAND – 0.4%
9,616	Caverion Corp.	77,567
2,444	Citycon OYJ	9,004
888	Cramo OYJ*	15,945
6,214	Fortum OYJ	156,106
710	Huhtamaki OYJ	19,057
13,070	Orion OYJ - Class B1	513,769

5

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	FINLAND (Continued)
3,377	Outokumpu OYJ*	$26,177
653	Rautaruukki OYJ*	9,535
5,927	Sanitec Corp.*	65,501
2,500	Sponda OYJ	13,087
977	Technopolis OYJ	5,426
1,286	Tieto OYJ	34,988
427	UPM-Kymmene OYJ	6,427
1,441	Wartsila OYJ Abp	72,466
		1,025,055
	FRANCE – 1.7%
409	Alten S.A.*	18,371
3,773	Cie Generale des Etablissements Michelin	417,394
10,638	CNP Assurances	210,026
1,054	Compagnie de Saint-Gobain	53,548
18,789	GDF Suez	463,121
2,910	Genfit*	114,462
140	Iliad S.A.	30,774
1,277	Innate Pharma S.A.*	14,706
1,037	Ipsen S.A.	49,529
769	Klepierre - REIT	36,639
12,632	Lagardere SCA	347,914
2,566	MPI	14,441
36,523	Natixis	256,991
246	Nexity S.A.*	10,064
320	Numericable Group S.A.*	18,942
35,690	Orange S.A.	540,240
2,283	Plastic Omnium S.A.	60,277
520	Rallye S.A.*	24,866
1,739	Sanofi	190,581
1,351	SCOR S.E.	41,368
341	Societe BIC S.A.	46,339
1,494	Societe Generale S.A.	75,777
90,030	Solocal Group	71,063
25,077	Technicolor S.A.*	192,646
2,165	Teleperformance	140,586
3,019	Thales S.A.	168,666
5,811	Total S.A.	383,459
363	Unibail-Rodamco S.E. - REIT	97,551
2,615	Vivendi S.A.	68,092
		4,158,433

Number of Shares		Value
	COMMON STOCK (Continued)
	GERMANY – 1.8%
763	Alstria Office REIT A.G. - REIT	$10,215
6,200	Balda A.G.	25,930
2,781	Bayer A.G.	373,775
1,369	Bechtle A.G.	108,726
110	Bertrandt A.G.	13,992
31,765	Commerzbank A.G.*	482,261
641	Continental A.G.	137,187
599	CTS Eventim A.G. & Co. KGaA	16,702
3,113	Daimler A.G.	255,374
474	Deutsche Boerse A.G.	33,746
476	Deutsche Euroshop A.G.	22,551
2,051	Deutsche Lufthansa A.G.	35,642
9,388	Deutsche Post A.G.	307,796
7,082	Deutsche Telekom A.G.	106,139
3,846	Drillisch A.G.	147,876
619	Duerr A.G.	47,791
3,804	Freenet A.G.	101,927
415	Hamborner REIT A.G. - REIT	4,428
14,297	Heidelberger Druckmaschinen A.G.*	44,642
873	Krones A.G.	80,013
506	LEG Immobilien A.G.	37,746
5,380	Merck KGaA	469,443
1,469	Morphosys A.G.*	135,701
1,749	Muenchener Rueckversicherungs A.G.	351,154
3,563	OSRAM Licht A.G.*	149,237
355	Patrizia Immobilien A.G.*	4,572
3,261	Rhoen Klinikum A.G.	102,154
5,659	RWE A.G.	221,909
14,234	Telefonica Deutschland Holding A.G.	108,512
7,982	United Internet A.G.	344,402
		4,281,543
	GUERNSEY – 0.0%
21,426	Resolution Ltd.	109,236

	HONG KONG – 0.7%
40,600	AIA Group Ltd.	221,399
3,600	Bank of East Asia Ltd.1	15,317
7,500	BOC Hong Kong Holdings Ltd.	25,210
16,000	Cathay Pacific Airways Ltd.1	29,723
7,000	Cheung Kong Holdings Ltd.	127,606
6,500	China Mobile Ltd.	80,850

6

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	HONG KONG (Continued)
16,000	China Resources Enterprise Ltd.	$43,042
7,500	CLP Holdings Ltd.	63,504
7,000	Galaxy Entertainment Group Ltd.	52,706
2,900	Hang Seng Bank Ltd.	48,967
6,868	Henderson Land Development Co., Ltd.	45,516
20,420	Hong Kong & China Gas Co., Ltd.	46,326
3,400	Hong Kong Exchanges and Clearing Ltd.	78,107
7,000	Hutchison Whampoa Ltd.	91,008
15,000	Hysan Development Co., Ltd.	73,559
6,500	MTR Corp. Ltd.	25,783
14,000	New World Development Co., Ltd.	17,702
8,000	PCCW Ltd.	5,086
5,500	Power Assets Holdings Ltd.	50,102
40,000	Sino Land Co., Ltd.	70,673
10,000	SJM Holdings Ltd.	25,147
131,500	Sun Art Retail Group Ltd.1	156,951
4,000	Sun Hung Kai Properties Ltd.	60,725
1,500	Swire Pacific Ltd. - Class A	20,182
6,800	Swire Properties Ltd.	22,814
14,000	Techtronic Industries Co.	42,700
7,000	The Link - REIT	41,576
5,000	Wharf Holdings Ltd.	39,093
4,000	Wheelock & Co., Ltd.	20,956
		1,642,330
	INDIA – 0.1%
4,400	Dr Reddy's Laboratories Ltd. - ADR1	215,644

	INDONESIA – 0.5%
263,000	Bank Central Asia Tbk P.T.	251,744
94,500	Bank Negara Indonesia (Persero) Tbk	43,228
5,000	Gudang Garam Tbk P.T.	23,081
571,600	Perusahaan Gas Negara Persero Tbk P.T.	283,428
176,000	Semen Indonesia Persero Tbk P.T.	244,173
1,440,000	Telekomunikasi Indonesia Persero Tbk P.T.	329,141
		1,174,795
	IRELAND – 0.6%
300	Actavis PLC*	68,094
3,800	Alkermes PLC*	169,974

Number of Shares		Value
	COMMON STOCK (Continued)
	IRELAND (Continued)
2,279	DCC PLC	$135,433
1,300	Eaton Corp. PLC	90,753
1,530	Grafton Group PLC	16,359
13,977	Greencore Group PLC	61,768
400	Ingersoll-Rand PLC2	24,080
13,989	James Hardie Industries PLC	167,660
3,500	Jazz Pharmaceuticals PLC*2	570,220
7,135	UDG Healthcare PLC	40,274
		1,344,615
	ISLE OF MAN – 0.0%
1,401	Optimal Payments PLC*	11,250
2,641	Playtech PLC	31,566
7,724	Redefine International PLC - REIT*	6,654
		49,470
	ISRAEL – 0.1%
722	Alony Hetz Properties & Investments Ltd. - REIT	5,390
218	Elbit Systems Ltd.	12,987
763	Gazit-Globe Ltd.	9,566
35,036	Israel Discount Bank Ltd. - Class A*	58,878
151	Melisron Ltd.	3,994
384	Osem Investments Ltd.	8,471
238	Paz Oil Co., Ltd.	36,665
463	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	23,046
2,019	Shikun & Binui Ltd.	4,725
324	Strauss Group Ltd.	5,913
		169,635
	ITALY – 0.9%
3,194	ACEA S.p.A.*	43,380
2,420	Atlantia S.p.A.	61,539
2,353	Autogrill S.p.A.*	19,759
24	Banca Generali S.p.A.	654
851	Banca IFIS S.p.A.	17,171
19,330	Banca Popolare di Milano Scarl*	15,408
8,185	Beni Stabili S.p.A. - REIT1	6,655
3,907	Brembo S.p.A.	138,683
7,779	Cementir Holding S.p.A.	52,820
41,939	Enel S.p.A.	222,137
3,259	ERG S.p.A.	45,648
4,515	Esprinet S.p.A.	42,008
40,696	Fiat S.p.A.*	398,009

7

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	ITALY (Continued)
17,552	Hera S.p.A.	$49,307
10,089	Iren S.p.A.	14,278
13,852	Maire Technimont S.p.A.*1	38,458
22,031	Mediobanca S.p.A.*	192,939
11,906	Recordati S.p.A.	193,977
30,622	Snam S.p.A.	178,150
41,233	UniCredit S.p.A.	319,782
		2,050,762
	JAPAN – 5.5%
800	Accordia Golf Co., Ltd.	9,565
2	Activia Properties, Inc. - REIT	17,634
50	Adastria Holdings Co., Ltd.	1,002
3,900	ADEKA Corp.	52,139
11	Advance Residence Investment Corp. - REIT	27,080
800	Aeon Delight Co., Ltd.	19,641
300	Aeon Mall Co., Ltd.	6,551
2,300	Ai Holdings Corp.*	46,724
1,400	Alfresa Holdings Corp.	83,163
1,800	Alpine Electronics, Inc.	28,690
900	Alps Electric Co., Ltd.*	14,496
3,200	Amada Co., Ltd.	30,200
1,100	Aoyama Trading Co., Ltd.	27,227
1,600	Arcland Sakamoto Co., Ltd.	37,040
300	Arcs Co., Ltd.	6,348
12,000	Asahi Kasei Corp.	96,293
12,800	Astellas Pharma, Inc.	184,577
1,400	BIC Camera, Inc.	12,814
1,700	Bridgestone Corp.	58,388
2,200	Brother Industries Ltd.	42,700
4,000	Bunka Shutter Co., Ltd.*	36,010
700	Calbee, Inc.	24,179
13,000	Calsonic Kansei Corp.*	75,051
3,400	Canon, Inc.	110,954
1,300	Central Japan Railway Co.	182,277
300	Century Tokyo Leasing Corp.	8,885
2,000	Chugoku Marine Paints Ltd.	14,997
3,900	CKD Corp.	36,992
3,300	Comsys Holdings Corp*	63,056
6,000	Dai Nippon Printing Co., Ltd.	62,983
900	Daifuku Co., Ltd.	10,671

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
1,600	Daihatsu Motor Co., Ltd.	$27,473
1,600	Daiichikosho Co., Ltd.	46,670
900	Daikoku Denki Co., Ltd.*	17,788
3,000	Daikyo, Inc.	5,749
1,000	Daio Paper Corp.*	8,922
2,000	Daishi Bank Ltd.	7,175
200	Daito Trust Construction Co., Ltd.	24,758
1,000	Daiwa House Industry Co., Ltd.	18,953
3	Daiwa House REIT Investment Corp. - REIT	13,647
3	Daiwa House Residential Investment Corp. - REIT	13,837
2	Daiwa Office Investment Corp. - REIT	10,574
3,000	Daiwa Securities Group, Inc.	24,438
1,800	Denso Corp.	78,198
1,200	Dentsu, Inc.	48,763
2,000	Doutor Nichires Holdings Co., Ltd.	32,740
1,100	Dr. Ci:Labo Co., Ltd.	38,956
3,100	DTS Corp.	67,561
600	Eiken Chemical Co., Ltd.	10,578
1,600	Eizo Corp.	41,563
700	Elecom Co., Ltd.	17,353
900	Exedy Corp.	24,928
2,000	Ezaki Glico Co., Ltd.*	39,092
500	FamilyMart Co., Ltd.	20,954
1,100	Fields Corp.	16,626
6	Frontier Real Estate Investment Corp. - REIT	31,961
4,600	Fuji Heavy Industries Ltd.	131,009
600	Fuji Machine Manufacturing Co., Ltd.	5,709
800	Fuji Oil Co., Ltd.	13,150
900	Fuji Seal International, Inc.	30,348
5,100	FUJIFILM Holdings Corp.	153,990
400	Fujimori Kogyo Co., Ltd.*	12,352
1,000	Fujitsu General Ltd.	13,913
21,000	Fujitsu Ltd.	144,229
5	Fukuoka REIT Co. - REIT*	9,563
100	Fuyo General Lease Co., Ltd.	4,011
20	GLP J-Reit - REIT	23,923
5,100	Gree, Inc.	40,008
5,400	Gulliver International Co., Ltd.	48,751
700	Gurunavi, Inc.	11,084

8

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
16,900	Hakuhodo DY Holdings, Inc.	$174,886
3,000	Hankyu Hanshin Holdings, Inc.	17,684
3,000	Haseko Corp.*	24,856
14,800	Hazama Ando Corp.	109,033
2,700	Heiwa Corp.	61,694
1,000	Higo Bank Ltd.	5,300
300	Hikari Tsushin, Inc.	18,656
5,600	Hino Motors Ltd.	79,489
500	HIS Co., Ltd.	14,922
1,400	Hitachi Chemical Co., Ltd.	26,064
4,000	Hitachi Kokusai Electric, Inc.	61,997
200	Hogy Medical Co., Ltd.	11,221
1,600	Hokkaido Electric Power Co., Inc.*	13,807
2,000	Hokkoku Bank Ltd.	6,907
2,400	Hoya Corp.	77,704
700	Hulic Co., Ltd.	7,957
3,000	Hyakugo Bank Ltd.	12,008
3,000	Hyakujushi Bank Ltd.*	10,103
100	IBJ Leasing Co., Ltd.	2,457
900	Idemitsu Kosan Co., Ltd.	19,754
480	Iida Group Holdings Co., Ltd.	6,882
1,200	Inabata & Co., Ltd.	11,938
2	Industrial & Infrastructure Fund Investment Corp. - REIT*	17,689
1,000	Isuzu Motors Ltd.	6,921
3,700	ITOCHU Corp.	47,082
5,700	Itoki Corp.	37,488
1,500	Izumi Co., Ltd.	46,949
2,900	Japan Airlines Co., Ltd.	163,096
400	Japan Airport Terminal Co., Ltd.	14,340
3,800	Japan Digital Laboratory Co., Ltd.	69,787
16,300	Japan Display, Inc.*	82,512
10	Japan Excellent, Inc. - REIT*	13,473
25	Japan Hotel REIT Investment Corp. - REIT	15,118
9	Japan Logistics Fund, Inc. - REIT*	20,712
1	Japan Prime Realty Investment Corp. - REIT	3,677
4	Japan Real Estate Investment Corp. - REIT	22,007
11	Japan Rental Housing Investments, Inc. - REIT	8,178

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
4	Japan Retail Fund Investment Corp. - REIT	$8,390
5,300	JFE Holdings, Inc.	107,297
6,000	JGC Corp.	173,830
1,400	JTEKT Corp.	22,299
2,000	Juroku Bank Ltd.	7,639
1,000	Kaken Pharmaceutical Co., Ltd.	25,205
10,000	Kanematsu Corp.	16,740
2,000	Kato Works Co., Ltd.	14,458
6,000	Kawasaki Heavy Industries Ltd.	22,357
1,100	KDDI Corp.	63,564
11,000	Keiyo Bank Ltd.	56,521
3	Kenedix Office Investment Corp.	16,599
2,600	Kenedix, Inc.*	11,618
2,000	Kirin Holdings Co., Ltd.	26,815
2,900	Kissei Pharmaceutical Co., Ltd.*	72,564
600	Kiyo Bank Ltd.	8,650
13,000	KNT-CT Holdings Co., Ltd.*	22,382
50,000	Kobe Steel Ltd.	81,338
500	Kokuyo Co., Ltd.	3,988
3,000	Komori Corp.	34,858
20,300	Konica Minolta, Inc.	223,464
900	Konoike Transport Co., Ltd.	19,309
1,200	Kose Corp.	52,428
9,000	Kumagai Gumi Co., Ltd.*	32,042
900	Kura Corp.	25,622
8,000	Kurimoto, Ltd.	18,912
800	Kyokuto Kaihatsu Kogyo Co., Ltd.	11,668
2,200	KYORIN Holdings, Inc.	49,393
8,000	Kyudenko Corp.*	93,264
2,600	Leopalace21 Corp.*	14,962
500	Mabuchi Motor Co., Ltd.	42,529
2,000	Maeda Road Construction Co., Ltd.	33,710
300	Mandom Corp.	11,555
9,000	Marubeni Corp.	64,991
500	Maruichi Steel Tube Ltd.	13,296
2,400	Marvelous, Inc.	30,603
1,500	Matsumotokiyoshi Holdings Co., Ltd.*	47,389
4,300	Medipal Holdings Corp.	55,683
700	MEIJI Holdings Co., Ltd.	57,701
1,300	Meitec Corp.	41,891

9

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
3,500	Melco Holdings, Inc.*	$76,155
1,000	Minebea Co., Ltd.*	12,542
2,000	Mitsubishi Corp.	41,381
17,000	Mitsubishi Electric Corp.	213,184
4,000	Mitsubishi Estate Co., Ltd.	92,507
12,100	Mitsubishi Motors Corp.	137,792
3,300	Mitsubishi Tanabe Pharma Corp.	50,530
46,500	Mitsubishi UFJ Financial Group, Inc.	268,009
3,000	Mitsui Fudosan Co., Ltd.	95,732
17,200	Mizuho Financial Group, Inc.	32,806
400	Mochida Pharmaceutical Co., Ltd.	27,492
10	Mori Hills REIT Investment Corp. - REIT*	14,496
11	Mori Trust Sogo Reit, Inc. - REIT	20,236
1,100	MS&AD Insurance Group Holdings	24,839
400	Nakanishi, Inc.	16,030
5,800	Namco Bandai Holdings, Inc.	162,419
1,000	Nanto Bank Ltd.	4,232
2,500	NEC Networks & System Integration Corp.	59,092
2,200	Nexon Co., Ltd.	19,180
1,000	NGK Insulators Ltd.	25,241
1,000	NH Foods Ltd.	21,180
4,400	NHK Spring Co., Ltd.	42,133
5	Nippon Accommodations Fund, Inc. - REIT	18,169
4	Nippon Building Fund, Inc. - REIT	22,275
3,000	Nippon Flour Mills Co., Ltd.	15,087
3,600	Nippon Konpo Unyu Soko Co., Ltd.	63,772
2	Nippon Prologics REIT, Inc. - REIT	4,855
5,000	Nippon Road Co., Ltd.*	28,133
1,000	Nippon Seiki Co., Ltd.	22,292
2,000	Nippon Shinyaku Co., Ltd.	63,656
9,000	Nippon Steel & Sumikin Bussan Corp.	35,295
1,200	Nippon Telegraph & Telephone Corp.	80,604
9,000	Nippon Yusen KK	26,493
8,000	Nishimatsu Construction Co., Ltd.*	42,682
900	Nishio Rent All Co., Ltd.	41,208
2,200	Nisshin Steel Co., Ltd.	23,447
500	Nitori Holdings Co., Ltd.	30,011
2,100	Nitto Kogyo Corp.*	43,405
6,000	NOF Corp.	41,110

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
1,300	Nomura Co., Ltd.*	$12,074
9,800	Nomura Holdings, Inc.	62,905
200	Nomura Real Estate Holdings, Inc.	3,616
16	Nomura Real Estate Master Fund, Inc. - REIT	20,096
3	Nomura Real Estate Office Fund, Inc. - REIT	13,901
2	Nomura Real Estate Residential Fund, Inc. - REIT	11,039
27,800	North Pacific Bank Ltd.	112,778
1,000	NS United Kaiun Kaisha Ltd.*	2,597
700	NTT Data Corp.	25,142
3,600	NTT DOCOMO, Inc.	62,342
1,400	Obara Group, Inc.*	53,427
2,000	Oji Holdings Corp.	8,134
700	Okabe Co., Ltd.	8,379
100	Okinawa Electric Power Co., Inc.	3,255
3,200	Omron Corp.	138,926
3,400	ORIX Corp.	51,416
21	Orix JREIT, Inc. - REIT	28,101
7,000	Osaka Gas Co., Ltd.	28,790
1,000	Otsuka Corp.	42,408
1,300	Otsuka Holdings Co., Ltd.	47,295
800	Pal Co., Ltd.	21,744
1,000	PanaHome Corp.	7,235
17,700	Panasonic Corp.	216,397
1,600	Plenus Co., Ltd.	38,317
2	Premier Investment Corp. - REIT	8,831
100	Relo Holdings, Inc.	6,800
38,600	Resona Holdings, Inc.	209,512
800	Resorttrust, Inc.*	17,577
7,100	Ricoh Co., Ltd.	77,067
1,700	Rohm Co., Ltd.	108,668
1,700	Rohto Pharmaceutical Co., Ltd.	24,080
1,000	Roland DG Corp.*	42,216
200	Ryohin Keikaku Co., Ltd.	22,469
200	Ryosan Co., Ltd.*	4,400
3,000	San-Ai Oil Co., Ltd.*	22,990
200	Sangetsu Co., Ltd.	5,428
400	Sankyo Co., Ltd.	15,337
7,000	Sankyu, Inc.	35,093
700	Secom Co., Ltd.	42,798

10

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
2,300	Seikagaku Corp.*	$41,946
9,000	Seino Holdings Co., Ltd.	84,449
6,000	Sekisui Chemical Co., Ltd.	71,010
2,000	Sekisui House Ltd.	25,149
10	Sekisui House SI Investment Co. - REIT	10,492
800	Seria Co., Ltd.	32,871
1,400	Seven & I Holdings Co., Ltd.	56,210
1,000	Shimamura Co., Ltd.*	90,151
10,000	Shindengen Electric Manufacturing Co., Ltd.	65,788
4,700	Shionogi & Co., Ltd.	110,721
1,600	Showa Corp.	17,962
8,700	Showa Shell Sekiyu KK	93,419
4,700	SKY Perfect JSAT Holdings, Inc.	28,799
4,000	SMK Corp.	20,612
1,600	SoftBank Corp.	115,608
2,100	Sohgo Security Services Co., Ltd.	52,232
800	Sosei Group Corp.*	34,847
4,000	Sotetsu Holdings, Inc.	15,698
11,000	Sumitomo Chemical Co., Ltd.	39,491
30,000	Sumitomo Heavy Industries Ltd.	155,066
4,600	Sumitomo Mitsui Financial Group, Inc.	186,066
160	Sumitomo Real Estate Sales Co., Ltd.	4,154
1,000	Sumitomo Realty & Development Co., Ltd.	38,776
300	Sundrug Co., Ltd.	13,324
2,000	Suzuken Co., Ltd.	66,631
3,400	Suzuki Motor Corp.	110,611
15,000	Taiheiyo Cement Corp.	62,741
28,000	Taisei Corp.	166,898
1,500	Takasago Thermal Engineering Co., Ltd.*	18,931
6,000	Takashimaya Co., Ltd.	51,297
700	Takeuchi Manufacturing Co., Ltd.*	32,083
2,000	Takuma Co., Ltd.*	12,780
1,100	TDK Corp.	54,844
1,600	Tecmo Koei Holdings Co., Ltd.*	24,359
3,000	Teikoku Sen-I Co., Ltd.*	61,937
3,700	THK Co., Ltd.*	87,740
3,000	Toagosei Co., Ltd.	12,525

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
1,200	Tokai Rika Co., Ltd.*	$23,858
36,500	Tokyo Electric Power Co., Inc.*	131,788
500	Tokyo Electron Ltd.	35,037
8,000	Tokyo Gas Co., Ltd.	45,429
1,000	Tokyo Tatemono Co., Ltd.	8,569
7,000	Tokyu Corp.	48,600
1,000	Tokyu Fudosan Holdings, Corp.	7,679
10	Tokyu, Inc. - REIT	13,840
2	Top, Inc. - REIT	9,226
1,700	Topcon Corp.	39,750
800	Topre Corp.	12,233
11,000	Tosoh Corp.	45,550
8,000	TOTO Ltd.	97,354
4,200	Toyo Seikan Group Holdings Ltd.	57,485
500	Toyo Tire & Rubber Co., Ltd.	8,180
2,400	Toyoda Gosei Co., Ltd.	45,745
4,800	Toyota Motor Corp.	273,883
4,000	Transcosmos, Inc.	81,274
200	TS Tech Co., Ltd.	5,363
2,000	Tsubakimoto Chain Co.	17,053
1,600	Tsuruha Holdings, Inc.	87,470
38	UACJ Corp.*	161
3,200	Ulvac, Inc.*	43,163
6	United Urban Investment Corp. - REIT	9,678
19,400	Usen Corp.*	70,756
800	Welcia Holdings Co., Ltd.	23,509
2,200	West Japan Railway Co.	104,089
500	Yamabiko Corp.	16,421
7,100	Yamaha Corp.	102,043
1,800	Yokogawa Bridge Holdings Corp.	26,371
		13,224,553
	JERSEY – 0.2%
21,457	Beazley PLC	89,909
6,012	Centamin PLC	6,388
2,100	Delphi Automotive PLC	146,118
1,728	Shire PLC	140,793
		383,208
	LIBERIA – 0.1%
4,500	Royal Caribbean Cruises Ltd.	286,920

11

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	LUXEMBOURG – 0.0%
1,304	GAGFAH S.A.*	$25,546

	MALAYSIA – 2.3%
62,200	AirAsia Bhd	47,555
263,700	AMMB Holdings Bhd	558,865
273,200	Axiata Group Bhd	600,879
162,800	CIMB Group Holdings Bhd	381,173
182,000	DiGi.Com Bhd	330,997
83,700	Genting Bhd	254,363
153,500	IOI Corp. Bhd	232,677
197,900	Malayan Banking Bhd	634,205
264,500	Maxis Bhd	549,751
292,700	Petronas Chemicals Group Bhd	584,969
307,900	Telekom Malaysia Bhd	621,565
154,400	Tenaga Nasional Bhd	606,553
50,100	UMW Holdings Bhd	196,506
		5,600,058
	MALTA – 0.0%
1,348	Unibet Group PLC*	69,432

	MAURITIUS – 0.0%
17,000	Golden Agri-Resources Ltd.	6,940

	MEXICO – 1.1%
64,400	Alfa S.A.B. de C.V. - Class A	207,185
13,300	America Movil S.A.B. de C.V. - Series L - ADR	325,983
32,800	Arca Continental S.A.B. de C.V.	241,095
3,500	Coca-Cola Femsa S.A.B. de C.V. - Series L - ADR1	380,345
90,100	Genomma Lab Internacional S.A.B. de C.V. - Class B*	240,326
120,700	Grupo Bimbo S.A.B. de C.V. - Series A*	379,912
7,100	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	106,926
22,800	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	60,833
24,700	Mexichem S.A.B. de C.V.	106,512
182,600	Wal-Mart de Mexico S.A.B. de C.V. - Series V	497,108
		2,546,225

Number of Shares		Value
	COMMON STOCK (Continued)
	NETHERLANDS – 1.2%
87	Aalberts Industries N.V.	$2,415
4,469	Aegon N.V.	35,339
1,255	Akzo Nobel N.V.	88,735
3,864	BE Semiconductor Industries N.V.*	68,139
8,304	Delta Lloyd N.V.	200,092
361	Eurocommercial Properties N.V.	17,752
12,962	ING Groep N.V.*	178,394
15,634	Koninklijke Ahold N.V.	267,103
1,201	Koninklijke Boskalis Westminster N.V.	69,192
14,100	LyondellBasell Industries N.V. - Class A2	1,612,335
1,327	Nieuwe Steen Investments N.V. - REIT	7,562
16,448	PostNL N.V.*	82,483
7,042	Reed Elsevier N.V.	160,646
180	Vastned Retail N.V. - REIT	8,758
212	Wereldhave N.V. - REIT	19,525
		2,818,470
	NORWAY – 0.1%
2,273	Borregaard A.S.A	15,914
1,395	Cermaq A.S.A.	18,381
5,674	Hexagon Composites A.S.A.	29,694
61,392	Kongsberg Automotive A.S.A.*	73,976
21,319	Kvaerner A.S.A.	36,715
506	Leroy Seafood Group A.S.A.	18,675
41,324	REC Silicon A.S.A.*	22,390
2,668	Salmar A.S.A.	49,595
9,260	SpareBank 1 SMN	86,979
932	Tomra Systems A.S.A.	7,857
		360,176
	POLAND – 0.6%
1,395	Bank Pekao S.A.	78,670
1,409	Bank Zachodni WBK S.A.	163,419
25,420	Orange Polska S.A.	85,340
86,446	PGE S.A.	588,757
20,050	Polskie Gornictwo Naftowe i Gazownictwo S.A.	30,622
12,323	Powszechna Kasa Oszczednosci Bank Polski S.A.	147,352
1,931	Powszechny Zaklad Ubezpieczen S.A.	283,145
		1,377,305
	PUERTO RICO – 0.1%
5,800	Popular, Inc.*	179,568

12

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	SINGAPORE – 0.7%
4,000	Ascendas Real Estate Investment Trust - REIT	$7,520
2,800	Avago Technologies Ltd.	229,852
4,000	CapitaCommercial Trust - REIT1	5,439
8,000	CapitaLand Ltd.	21,253
4,000	CapitaMall Trust - REIT	6,402
24,000	ComfortDelGro Corp. Ltd.	48,227
10,000	DBS Group Holdings Ltd.	143,346
34,000	Flextronics International Ltd.*2	375,360
16,000	Global Logistic Properties Ltd.	36,503
42,000	Hutchison Port Holdings Trust - Class U1	30,239
1,000	Jardine Cycle & Carriage Ltd.	36,030
640	Keppel - REIT	641
7,000	Keppel Corp. Ltd.	61,047
15,000	Keppel Land Ltd.	41,661
17,000	Olam International Ltd.	36,054
10,000	Oversea-Chinese Banking Corp. Ltd.	80,016
2,000	Sembcorp Industries Ltd.	8,192
15,000	Sembcorp Marine Ltd.1	47,550
10,000	Singapore Airlines Ltd.	80,835
2,000	Singapore Exchange Ltd.	11,652
21,000	Singapore Press Holdings Ltd.	69,746
3,000	Singapore Technologies Engineering Ltd.	8,786
32,000	Singapore Telecommunications Ltd.	99,611
7,000	StarHub Ltd.1	23,246
6,000	United Overseas Bank Ltd.	110,060
1,000	UOL Group Ltd.	5,080
19,000	Wilmar International Ltd.1	48,038
30,000	Yangzijiang Shipbuilding Holdings Ltd.1	27,972
		1,700,358
	SOUTH AFRICA – 2.6%
7,789	Aspen Pharmacare Holdings Ltd.	223,606
4,798	Barclays Africa Group Ltd.	74,941
10,646	Bidvest Group Ltd.	281,028
83,993	FirstRand Ltd.*	340,690
3,861	Kumba Iron Ore Ltd.	115,742
117,438	Life Healthcare Group Holdings Ltd.	493,062
10,802	Mediclinic International Ltd.	93,671
32,546	Mr Price Group Ltd.	625,406

Number of Shares		Value
	COMMON STOCK (Continued)
	SOUTH AFRICA (Continued)
19,587	MTN Group Ltd.	$443,067
1,981	Naspers Ltd. - N Shares	252,681
20,389	Nedbank Group Ltd.	438,797
40,539	Netcare Ltd.	122,779
8,083	RMB Holdings Ltd.*	42,454
37,764	Sanlam Ltd.	233,974
6,095	Sasol Ltd.	354,228
23,109	Shoprite Holdings Ltd.	320,239
39,123	Standard Bank Group Ltd.	506,838
6,703	Steinhoff International Holdings Ltd.	33,049
7,823	Tiger Brands Ltd.	225,776
39,929	Truworths International Ltd.*	278,907
17,934	Vodacom Group Ltd.	216,291
66,971	Woolworths Holdings Ltd.	499,541
		6,216,767
	SOUTH KOREA – 2.5%
365	Amorepacific Corp.*	759,554
1,960	Daelim Industrial Co., Ltd.	169,093
1,609	Dongbu Insurance Co., Ltd.	97,149
588	E-Mart Co., Ltd.	141,544
2,018	Hyundai Glovis Co., Ltd.	602,271
419	Hyundai Mobis	121,548
241	Hyundai WIA Corp.	53,034
15,170	Kangwon Land, Inc.	539,788
7,291	Kia Motors Corp.	440,288
14,600	KT Corp.	504,495
3,166	KT&G Corp.	296,553
742	LG Chem Ltd.	197,386
5,060	LG Display Co., Ltd.	174,939
148	LG Household & Health Care Ltd.	74,925
34,800	LG Uplus Corp.	376,058
357	NAVER Corp.	271,086
41	Orion Corp.	35,316
67	POSCO	22,152
1,706	Samsung C&T Corp.	125,609
1,119	Samsung Electro-Mechanics Co., Ltd.	60,629
229	Samsung Electronics Co., Ltd.	278,828
327	Samsung Fire & Marine Insurance Co., Ltd.	89,538
460	Samsung Life Insurance Co., Ltd.	48,303
387	Samsung Techwin Co., Ltd.	16,286

13

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	SOUTH KOREA (Continued)
1,608	SK Telecom Co., Ltd.	$434,527
		5,930,899
	SPAIN – 0.9%
5,057	ACS Actividades de Construccion y Servicios S.A.	213,010
41,167	Banco de Sabadell S.A.	129,623
36,227	Banco Santander S.A.	360,932
64,682	CaixaBank S.A.	389,335
3,115	Duro Felguera S.A.	17,405
2,862	Gamesa Corp. Tecnologica S.A.*	36,010
14,922	Gas Natural SDG S.A.	457,528
29,848	Iberdrola S.A.	219,307
21,711	Inmobiliaria Colonial S.A.*	16,631
165,413	Liberbank S.A.*	153,607
2,542	Red Electrica Corp. S.A.	213,977
10,685	Sacyr S.A.*	59,896
		2,267,261
	SWEDEN – 0.6%
141	Axfood A.B.	7,014
4,669	Bilia A.B. - A Shares	124,890
1,596	Castellum A.B.	26,038
2,495	Clas Ohlson A.B. - B shares*	47,746
12,324	Eniro A.B.	34,419
1,146	Fabege A.B.	15,077
3,746	Haldex A.B.	48,267
1,160	Hufvudstaden A.B. - A Shares	15,422
16,759	Husqvarna A.B. - B Shares	127,038
654	ICA Gruppen A.B.	21,912
2,497	Intrum Justitia A.B.	77,557
703	Investment A.B. Kinnevik - B Shares	28,528
1,112	Investor A.B. - B Shares	41,297
925	Klovern A.B.	4,792
999	Kungsleden A.B.	6,785
3,635	Loomis A.B. - Class B	107,876
392	Lundbergforetagen A.B. - B Shares	17,049
4,715	Meda A.B. - A Shares	63,417
6,412	Securitas A.B. - B Shares	70,156
17,226	Skandinaviska Enskilda Banken A.B. - Class A	225,287
1,188	Swedish Orphan Biovitrum A.B.*	14,869
15,995	Telefonaktiebolaget LM Ericsson - B Shares	199,322

Number of Shares		Value
	COMMON STOCK (Continued)
	SWEDEN (Continued)
16,745	TeliaSonera A.B.	$122,303
499	Trelleborg A.B. - B Shares	9,563
890	Wallenstam A.B. - B Shares	14,638
680	Wihlborgs Fastigheter A.B.	12,561
		1,483,823
	SWITZERLAND – 2.4%
6,479	ABB Ltd.	147,361
288	Actelion Ltd.	35,361
2,046	Adecco S.A.	155,198
16,100	Allied World Assurance Co. Holdings A.G.2	595,539
141	Allreal Holding A.G.	19,351
2,224	Aryzta A.G.	203,186
1,091	ASCOM Holding A.G.	15,533
362	Autoneum Holding A.G.	62,443
565	Baloise Holding A.G.	73,710
116	Bucher Industries A.G.	34,529
145	Forbo Holding A.G.	149,527
3,100	Foster Wheeler A.G.	101,184
54	Georg Fischer A.G.*	35,794
243	Givaudan S.A.	404,022
184	Helvetia Holding A.G.	91,605
920	Kudelski S.A.	13,729
13,288	Logitech International S.A.	183,074
57	Mobimo Holding A.G.	11,764
3,256	Nestle S.A.	252,563
8,401	Novartis A.G.	754,800
561	OC Oerlikon Corp. A.G.	7,959
413	PSP Swiss Property A.G.	37,348
2,914	Roche Holding A.G.	851,057
111,859	Schmolz + Bickenbach A.G.	160,939
56	Sika A.G.	212,070
2,305	Swiss Life Holding A.G.*	581,501
2,267	Swiss Re A.G.	185,872
5,800	TE Connectivity Ltd.2	363,544
		5,740,563
	TAIWAN – 2.4%
27,000	Asustek Computer, Inc.	282,546
12,650	Cheng Shin Rubber Industry Co., Ltd.	29,201
195,000	Chunghwa Telecom Co., Ltd.*	607,493
95,000	Compal Electronics, Inc.	84,440

14

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	TAIWAN (Continued)
285	Far Eastern Department Stores Ltd.	$287
221,000	Far EasTone Telecommunications Co., Ltd.	470,708
164,797	Foxconn Technology Co., Ltd.	413,718
78,848	Hon Hai Precision Industry Co., Ltd.	269,700
49,000	Kinsus Interconnect Technology Corp.	207,305
4,000	Largan Precision Co., Ltd.*	331,968
136,680	Lite-On Technology Corp.	226,681
6,000	Novatek Microelectronics Corp.*	30,805
76,000	President Chain Store Corp.	576,019
15,000	Quanta Computer, Inc.	42,362
94,940	Realtek Semiconductor Corp.	346,093
15,600	ScinoPharm Taiwan Ltd.	31,847
198,500	Sime Darby Bhd*	595,758
146,211	Taishin Financial Holding Co., Ltd.	74,340
156,000	Taiwan Mobile Co., Ltd.*	497,151
15,800	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR1	330,852
121,348	Uni-President Enterprises Corp.*	222,136
136,020	Wistron Corp.	159,381
		5,830,791
	THAILAND – 0.6%
46,300	Advanced Info Service PCL	303,162
105,000	Bangkok Dusit Medical Services PCL	64,120
331,500	CP ALL PCL	493,051
79,900	PTT Global Chemical PCL	155,154
43,300	PTT PCL	435,402
		1,450,889
	TURKEY – 0.3%
8,823	BIM Birlesik Magazalar AS	207,313
17,988	KOC Holding AS	91,888
10,207	Turk Hava Yollari*	32,359
115,842	Turk Telekomunikasyon AS	335,487
12,424	Turkcell Iletisim Hizmetleri AS*	72,896
		739,943
	UNITED KINGDOM – 5.2%
55,752	3i Group PLC	364,362
6,924	Afren PLC*	11,194
28,834	African Barrick Gold PLC	111,977
2,373	Alent PLC	13,828
1,158	Amlin PLC	8,656
4,500	Aon PLC	392,220

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
10,610	Associated British Foods PLC	$504,696
6,557	AstraZeneca PLC	500,354
27,832	Aviva PLC	240,882
5,976	Babcock International Group PLC	111,305
2,523	Bank of Georgia Holdings PLC	103,888
1,065	Barratt Developments PLC	6,549
741	Bellway PLC	19,658
3,402	Berendsen PLC	60,333
4,014	Betfair Group PLC	72,769
4,671	BHP Billiton PLC	147,236
1,138	Big Yellow Group PLC - REIT	9,960
135,441	Blinkx PLC*	83,287
5,397	Bodycote PLC	62,348
3,417	Booker Group PLC	7,604
29,680	BP PLC	236,759
2,333	Brewin Dolphin Holdings PLC	11,426
2,281	British Land Co. PLC - REIT	27,699
28,083	British Sky Broadcasting Group PLC	407,151
4,643	Britvic PLC	52,931
91,401	BT Group PLC	587,650
16,199	Cable & Wireless Communications PLC	13,332
3,725	Cairn Energy PLC*	11,114
6,758	Capital & Counties Properties PLC	37,566
10,244	Carillion PLC	57,289
5,113	Close Brothers Group PLC	115,202
2,313	CSR PLC	30,205
4,075	Dart Group PLC	14,783
823	Derwent London PLC - REIT	38,150
1,346	Dialog Semiconductor PLC*	39,799
969	Diploma PLC	11,052
4,944	Dixons Carphone PLC*	28,347
948	Domino Printing Sciences PLC	9,120
878	Drax Group PLC	9,148
3,619	DS Smith PLC	17,099
789	Dunelm Group PLC	11,527
24,159	easyJet PLC	535,622
3,691	EnQuest PLC*	7,387
8,362	Enterprise Inns PLC*	17,367
9,192	Evraz PLC	17,235
3,781	Fenner PLC	22,910

15

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
318	Fidessa Group PLC	$12,079
1,953	Foxtons Group PLC*	8,270
400	Galliford Try PLC	8,621
9,212	GlaxoSmithKline PLC	225,139
3,841	Go-Ahead Group PLC*	140,510
3,937	Grainger PLC	13,579
3,103	Great Portland Estates PLC - REIT	33,860
1,183	Greggs PLC	10,751
15,852	Halfords Group PLC	125,576
1,728	Hammerson PLC - REIT	17,444
5,830	Hansteen Holdings PLC - REIT	9,932
13,772	Hays PLC	30,569
7,306	Hikma Pharmaceuticals PLC	209,656
46,325	Home Retail Group PLC	141,027
10,223	HSBC Holdings PLC	110,502
1,134	Hunting PLC	16,763
23,630	ICAP PLC	148,911
3,093	IG Group Holdings PLC	31,216
1,523	Imperial Tobacco Group PLC	66,471
4,924	Inchcape PLC	55,245
11,330	Intermediate Capital Group PLC	76,840
4,185	Interserve PLC	46,014
31,975	Investec PLC	291,494
2,600	Ithaca Energy, Inc.*1	5,906
83,208	ITV PLC	291,730
803	Jardine Lloyd Thompson Group PLC	13,838
4,349	Jazztel PLC*	56,667
810	JD Wetherspoon PLC	10,011
3,135	John Wood Group PLC	40,895
1,421	Jupiter Fund Management PLC	8,855
13,299	Kingfisher PLC	67,137
10,916	Laird PLC	52,857
6,063	Land Securities Group PLC - REIT	109,078
3,484	Londonmetric Property PLC - REIT	8,126
75,584	Melrose Industries PLC	342,516
1,189	Micro Focus International PLC	17,217
1,261	Millennium & Copthorne Hotels PLC	12,397
12,931	Mitchells & Butlers PLC*	88,089
4,098	Mondi PLC	70,404
7,791	National Express Group PLC	33,208
4,924	Next PLC	580,207

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
1,098	Northgate PLC	$9,295
3,034	Ophir Energy PLC*	11,805
32,540	Pace PLC	179,048
2,348	Pennon Group PLC	31,753
10,713	Persimmon PLC	235,849
11,001	Petropavlovsk PLC*	7,402
7,164	Premier Foods PLC*	5,114
4,583	Premier Oil PLC	26,483
918	Primary Health Properties PLC - REIT	5,319
3,569	QinetiQ Group PLC	12,848
2,308	Quindell PLC	6,514
4,341	Quintain Estates & Development PLC*	6,392
4,921	Reckitt Benckiser Group PLC	429,434
716	Restaurant Group PLC	7,659
841	Rightmove PLC	35,197
2,937	Rio Tinto PLC	157,042
1,793	Rockhopper Exploration PLC*	2,820
10,271	Royal Dutch Shell PLC - A Shares	415,684
7,051	Royal Dutch Shell PLC - B Shares	297,827
6,448	RPC Group PLC	60,779
1,809	RPS Group PLC	8,352
1,668	Safestore Holdings PLC - REIT	5,948
1,087	Savills PLC	11,612
2,294	Shaftesbury PLC - REIT*	26,090
11,575	Shanks Group PLC	20,354
3,532	Smith & Nephew PLC	61,141
1,351	Soco International PLC	9,494
1,706	St. Modwen Properties PLC	10,522
4,406	Stagecoach Group PLC	26,805
1,832	SVG Capital PLC*	12,789
1,261	Synergy Health PLC	31,433
2,250	Synthomer PLC	8,806
3,106	TalkTalk Telecom Group PLC	15,604
14,944	Tate & Lyle PLC	167,847
9,915	Travis Perkins PLC	287,258
1,544	TUI Travel PLC	9,552
2,182	Tullett Prebon PLC	9,810
2,798	Unilever PLC	123,420
1,586	Unite Group PLC*	11,547
4,805	Vesuvius PLC	37,106

16

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
118,456	Vodafone Group PLC	$407,119
4,135	Weir Group PLC	181,556
6,388	WH Smith PLC*	122,523
57	Whitbread PLC	4,156
968	Workspace Group PLC - REIT	9,980
6,341	WS Atkins PLC	146,714
		12,552,385
	UNITED STATES – 42.5%
2,300	3M Co.	331,200
4,500	A Schulman, Inc.	174,735
1,200	AAR Corp.	33,240
800	Abbott Laboratories	33,792
13,100	AbbVie, Inc.	724,168
29,800	Abraxas Petroleum Corp.*2	176,118
2,900	AECOM Technology Corp.*	109,736
900	Aerovironment, Inc.*	28,386
7,000	Aetna, Inc.	574,910
11,300	Affymetrix, Inc.*2	97,971
15,300	AK Steel Holding Corp.*2	167,076
700	Akorn, Inc.*	27,314
3,800	Alaska Air Group, Inc.2	176,092
1,800	Alexandria Real Estate Equities, Inc. - REIT	142,308
1,500	Alexion Pharmaceuticals, Inc.*	253,935
1,100	Allergan, Inc.2	180,048
2,000	Alliant Techsystems, Inc.2	252,000
5,700	Allstate Corp.	350,493
8,400	Altria Group, Inc.	361,872
1,100	AMERCO	305,591
11,600	American Electric Power Co., Inc.	622,920
700	American Express Co.	62,685
1,600	American Financial Group, Inc.	95,952
3,700	American Realty Capital Properties, Inc. - REIT2	48,692
11,400	American States Water Co.	368,220
2,100	American Tower Corp. - REIT	207,060
700	Ameriprise Financial, Inc.	88,032
2,100	Amgen, Inc.	292,698
13,900	Amkor Technology, Inc.*2	144,560
3,400	Anadarko Petroleum Corp.	383,146
3,750	Andersons, Inc.	257,887
4,000	Anika Therapeutics, Inc.*	168,000

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
400	Anixter International, Inc.	$35,692
3,500	Annaly Capital Management, Inc. - REIT	41,650
4,600	Apache Corp.	468,418
7,300	Apollo Education Group, Inc.*	202,721
28,400	Apple, Inc.2	2,911,000
5,500	ArcBest Corp.	197,450
26,000	Archer-Daniels-Midland Co.	1,296,360
2,600	Argan, Inc.	104,130
6,700	ARRIS Group, Inc.*	205,087
900	Arthur J. Gallagher & Co.	42,507
3,700	Assurant, Inc.	246,975
24,400	AT&T, Inc.	853,024
1,900	Atmel Corp.*	16,834
1,600	Autodesk, Inc.*	85,824
700	AvalonBay Communities, Inc. - REIT	107,870
6,800	Avery Dennison Corp.	327,284
12,400	Baker Hughes, Inc.	857,336
30,400	Bank of America Corp.	489,136
3,000	Basic Energy Services, Inc.*	72,630
3,100	Benchmark Electronics, Inc.*	76,353
11,500	BGC Partners, Inc. - Class A	87,055
4,100	BioCryst Pharmaceuticals, Inc.*	55,350
4,800	Biogen Idec, Inc.*	1,646,592
400	BlackRock, Inc.	132,212
2,100	Boeing Co.	266,280
1,600	BOK Financial Corp.	107,808
600	Bonanza Creek Energy, Inc.*	36,846
6,100	Booz Allen Hamilton Holding Corp.	135,298
700	Boston Properties, Inc. - REIT	84,994
28,200	Boston Scientific Corp.*	357,576
2,500	Bristol-Myers Squibb Co.	126,625
1,000	Bristow Group, Inc.	72,980
17,300	Broadcom Corp. - Class A	681,274
2,000	Broadridge Financial Solutions, Inc.	85,080
53,600	Brocade Communications Systems, Inc.	565,480
900	Brown & Brown, Inc.	29,358
7,700	Brown Shoe Co., Inc.	229,768
2,300	Cabot Corp.	125,994
2,668	CACI International, Inc. - Class A*	20,946
3,500	California Water Service Group	85,260

17

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
23,100	Cambrex Corp.*	$506,352
500	Capella Education Co.	32,555
200	CARBO Ceramics, Inc.	21,518
7,100	Cardinal Health, Inc.	523,270
9,800	CareFusion Corp.*	449,918
700	Carlisle Cos., Inc.	58,030
500	Carpenter Technology Corp.	27,365
2,800	Carrizo Oil & Gas, Inc.*	175,616
2,300	CBS Corp. - Class B2	136,367
1,700	Celgene Corp.*	161,534
3,100	Century Aluminum Co.*	77,438
900	CF Industries Holdings, Inc.	231,903
1,500	Chemtura Corp.*	37,035
1,900	Chesapeake Lodging Trust - REIT	58,539
3,600	Chevron Corp.	466,020
7,800	Chimera Investment Corp. - REIT2	25,818
2,800	Cigna Corp.	264,880
5,500	Cimarex Energy Co.	798,380
2,600	CIRCOR International, Inc.	185,094
9,600	Cisco Systems, Inc.	239,904
500	Citrix Systems, Inc.*	35,130
900	CME Group, Inc.	68,895
800	CNO Financial Group, Inc.	14,280
16,200	Coca-Cola Co.	675,864
1,400	Cognizant Technology Solutions Corp. - Class A*	64,022
1,500	Comcast Corp.2	81,900
6,400	Comcast Corp. - Class A2	350,272
4,800	Comerica, Inc.	241,632
1,800	Commercial Metals Co.	31,104
100	Computer Programs & Systems, Inc.	6,144
12,300	Computer Sciences Corp.	735,417
4,500	ComScore, Inc.*	172,395
2,100	CONMED Corp.	82,950
900	ConocoPhillips	73,098
6,200	Constant Contact, Inc.*2	193,254
400	Contango Oil & Gas Co.*	15,848
300	Cooper Cos., Inc.2	48,909
1,935	Corrections Corp. of America - REIT	68,963
14,200	Cousins Properties, Inc. - REIT	180,198
100	Cracker Barrel Old Country Store, Inc.	10,041

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
300	Crane Co.	$20,877
3,100	Credit Acceptance Corp.*	382,044
1,800	Crown Castle International Corp. - REIT	143,118
1,300	CSG Systems International, Inc.	36,036
800	CubeSmart - REIT	14,880
500	CVR Energy, Inc.	24,815
14,400	CVS Caremark Corp.	1,144,080
1,900	Dana Holding Corp.2	44,137
500	Deckers Outdoor Corp.*	46,120
1,100	Deere & Co.	92,499
12,100	Delta Air Lines, Inc.2	478,918
9,500	Depomed, Inc.*	145,825
400	DeVry Education Group, Inc.	17,172
3,000	DexCom, Inc.*	132,600
1,600	DIRECTV*2	138,320
4,600	Discover Financial Services	286,902
7,700	Dollar General Corp.*	492,723
2,100	Dollar Tree, Inc.*2	112,612
5,200	Dow Chemical Co.	278,460
2,900	Dr. Pepper Snapple Group, Inc.	182,468
1,600	Drew Industries, Inc.	71,024
700	DST Systems, Inc.	64,967
2,900	DTE Energy Co.	226,925
2,000	Duke Energy Corp.	147,980
300	Dun & Bradstreet Corp.	35,214
1,300	Dycom Industries, Inc.*	40,573
2,000	Edison International	118,280
5,800	Edwards Lifesciences Corp.*	575,708
21,200	Electronic Arts, Inc.*2	802,208
1,400	Eli Lilly & Co.	88,984
1,100	EMCOR Group, Inc.	47,520
9,800	Emergent Biosolutions, Inc.*2	244,020
2,100	Emerson Electric Co.	134,442
400	Enanta Pharmaceuticals, Inc.*	16,784
500	Encore Capital Group, Inc.*1 2	22,195
2,900	EnerNOC, Inc.*	56,956
10,200	EOG Resources, Inc.	1,120,776
1,600	EPAM Systems, Inc.*	60,240
2,200	EPR Properties - REIT	125,202
1,300	Equity Lifestyle Properties, Inc. - REIT	59,397

18

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,200	Equity Residential - REIT	$79,764
300	Essex Property Trust, Inc. - REIT2	58,035
20,800	Exelis, Inc.	357,552
500	ExlService Holdings, Inc.*	13,635
6,700	Extra Space Storage, Inc. - REIT	353,090
15,500	Exxon Mobil Corp.	1,541,630
22,500	Facebook, Inc. - Class A*	1,683,450
900	FARO Technologies, Inc.*	52,209
900	Federal-Mogul Holdings Corp.*	15,363
11,700	Ferro Corp.*2	157,716
10,700	Fidelity National Information Services, Inc.	607,225
400	First Midwest Bancorp, Inc.	6,740
4,400	First Solar, Inc.*	306,592
28,100	Forest Oil Corp.*1 2	45,803
600	GameStop Corp. - Class A1 2	25,320
1,900	Gap, Inc.	87,685
20,200	General Electric Co.	524,796
2,300	General Growth Properties, Inc. - REIT	56,511
1,100	Gentiva Health Services, Inc.*2	19,877
6,800	Gilead Sciences, Inc.*	731,544
8,200	Global Cash Access Holdings, Inc.*	64,042
2,400	Globe Specialty Metals, Inc.	49,296
3,600	Goodyear Tire & Rubber Co.	93,492
1,400	Google, Inc. - Class A*	815,304
1,100	Google, Inc. - Class C*	628,760
600	Grand Canyon Education, Inc.*	25,944
4,900	Gray Television, Inc.*	48,657
1,400	Greatbatch, Inc.*	63,798
1,300	H&E Equipment Services, Inc.	53,183
17,400	Halliburton Co.2	1,176,414
3,900	Hanmi Financial Corp.	80,145
1,300	Harman International Industries, Inc.	149,604
700	Hatteras Financial Corp. - REIT	13,930
1,600	HCP, Inc. - REIT	69,328
1,500	Health Care REIT, Inc. - REIT	101,370
1,100	Health Net, Inc.*	51,920
4,500	HealthSouth Corp.	177,255
39,900	Hecla Mining Co.2	130,473
6,700	Hess Corp.	677,370
14,600	Hewlett-Packard Co.	554,800

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
10,100	Home Depot, Inc.	$944,350
3,500	Honeywell International, Inc.	333,305
7,800	Horace Mann Educators Corp.	232,440
2,500	Hospitality Properties Trust - REIT	73,575
2,600	Host Hotels & Resorts, Inc. - REIT	59,332
200	Howard Hughes Corp.*	31,674
5,700	Humana, Inc.	733,818
12,200	Huntington Bancshares, Inc.	120,109
2,200	Huntington Ingalls Industries, Inc.	224,642
8,600	Huntsman Corp.	231,254
3,400	IAC/InterActiveCorp	236,606
2,400	iGATE Corp.*	89,808
1,700	Impax Laboratories, Inc.*	41,888
500	Informatica Corp.*	17,028
13,700	Ingram Micro, Inc. - Class A*	394,971
1,400	Ingredion, Inc.	111,664
2,600	Inland Real Estate Corp. - REIT	27,066
8,900	Insight Enterprises, Inc.*	233,536
500	Insperity, Inc.	14,755
21,900	Intel Corp.2	764,748
1,300	InterMune, Inc.*	95,485
900	International Business Machines Corp.	173,070
1,200	International Paper Co.	58,140
1,400	Invacare Corp.	21,476
1,000	Invesco Mortgage Capital, Inc. - REIT	17,620
7,900	Investment Technology Group, Inc.*	134,537
4,100	ITT Corp.	196,226
16,000	Johnson & Johnson	1,659,680
300	Jones Lang LaSalle, Inc.	40,083
15,100	JPMorgan Chase & Co.	897,695
3,300	KapStone Paper and Packaging Corp.*	101,442
53,600	KeyCorp	729,496
4,700	Kforce, Inc.	94,329
4,600	Kimberly-Clark Corp.	496,800
1,600	Kimco Realty Corp. - REIT	37,584
11,325	Kite Realty Group Trust - REIT	291,279
600	Kohl's Corp.	35,274
800	Korn/Ferry International*	24,200
1,400	Kroger Co.	71,372
10,500	Kulicke & Soffa Industries, Inc.*2	154,245

19

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
500	L-3 Communications Holdings, Inc.	$54,975
6,100	Lam Research Corp.2	438,651
500	LaSalle Hotel Properties - REIT	18,275
21,500	Lattice Semiconductor Corp.*	161,465
2,100	Lear Corp.	212,373
800	Lexmark International, Inc. - Class A	40,448
900	Lincoln Electric Holdings, Inc.	63,990
4,700	Loral Space & Communications, Inc.*	352,124
1,500	Lowe's Cos., Inc.	78,765
2,200	Macquarie Infrastructure Co. LLC	158,686
7,600	Macy's, Inc.	473,404
4,400	Magnachip Semiconductor Corp.*	54,252
4,800	Manhattan Associates, Inc.*	138,624
2,000	Marathon Oil Corp.	83,380
3,200	Marathon Petroleum Corp.	291,232
7,000	MasterCard, Inc. - Class A	530,670
2,700	Materion Corp.	88,101
4,200	McKesson Corp.	819,126
1,300	Medifast, Inc.*	43,680
500	Medivation, Inc.*	45,630
9,400	Medtronic, Inc.2	600,190
4,900	Mentor Graphics Corp.	106,869
20,600	Merck & Co., Inc.	1,238,266
12,700	Meritor, Inc.*	173,101
2,400	Methode Electronics, Inc.	80,928
5,600	MetLife, Inc.	306,544
2,700	MFA Financial, Inc. - REIT	22,788
28,000	Microsoft Corp.	1,272,040
1,200	Mid-America Apartment Communities, Inc. - REIT	86,784
4,300	Monster Beverage Corp.*	380,163
1,200	Monster Worldwide, Inc.*	6,924
700	Motorcar Parts of America, Inc.*	21,224
300	Movado Group, Inc.	11,139
900	MSCI, Inc.*	41,526
1,700	Multimedia Games Holding Co., Inc.*	47,277
7,100	MYR Group, Inc.*	165,998
700	Myriad Genetics, Inc.*	25,333
700	National Health Investors, Inc. - REIT	45,157
9,700	Navient Corp.	174,018
2,800	Nelnet, Inc. - Class A	123,116

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
800	Netscout Systems, Inc.*	$36,856
2,200	New Jersey Resources Corp.	114,906
633	Newcastle Investment Corp. - REIT2	8,582
1,100	Newfield Exploration Co.*	49,302
1,400	Newmont Mining Corp.	37,926
4,400	News Corp.*	77,550
1,200	Northern Trust Corp.	83,220
8,900	Northrop Grumman Corp.	1,132,258
13,800	NVIDIA Corp.2	268,410
3,600	Occidental Petroleum Corp.	373,428
9,400	OmniVision Technologies, Inc.*	254,834
4,200	Oracle Corp.	174,426
13,400	OraSure Technologies, Inc.*	111,622
3,500	Oshkosh Corp.	173,880
3,400	Owens-Illinois, Inc.*	104,686
400	Packaging Corp. of America	27,196
2,000	Patrick Industries, Inc.*	83,380
7,900	Patterson-UTI Energy, Inc.	272,866
3,800	PBF Energy, Inc. - Class A	107,958
4,600	Penn Virginia Corp.*	69,092
4,400	PepsiCo, Inc.	406,956
51,985	Pfizer, Inc.	1,527,839
11,000	PharMerica Corp.*	273,790
6,800	Philip Morris International, Inc.2	581,944
16,000	Phillips 662	1,392,320
18,800	Pilgrim's Pride Corp.*2	561,556
9,000	Pioneer Energy Services Corp.*	138,420
700	Piper Jaffray Cos.*	37,352
10,500	Plug Power, Inc.*1 2	58,590
3,400	PNC Financial Services Group, Inc.	288,150
5,100	Post Properties, Inc. - REIT	280,602
3,100	PPG Industries, Inc.	638,166
3,200	Primerica, Inc.	161,056
9,900	Procter & Gamble Co.	822,789
2,600	Prologis, Inc. - REIT	106,444
3,400	Prudential Financial, Inc.	304,980
1,600	PS Business Parks, Inc. - REIT	130,464
800	Public Storage - REIT	140,144
12,200	QLogic Corp.*	110,410
3,800	QUALCOMM, Inc.	289,180
36,500	Quicksilver Resources, Inc.*2	48,545

20

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
5,900	Raytheon Co.	$568,406
4,800	Reinsurance Group of America, Inc.	398,304
4,300	Reliance Steel & Aluminum Co.	300,656
1,300	REX American Resources Corp.*	138,879
17,200	RF Micro Devices, Inc.*2	214,484
25,900	Rite Aid Corp.*2	161,098
900	Riverbed Technology, Inc.*	16,956
3,200	RLJ Lodging Trust - REIT	95,392
1,000	Rogers Corp.*	60,180
1,100	Rovi Corp.*	25,443
8,200	Royal Gold, Inc.	637,550
17,200	RPC, Inc.2	391,644
1,700	Sabra Health Care REIT, Inc. - REIT2	48,416
2,600	Sanmina Corp.*	61,048
1,200	Sapient Corp.*	17,412
2,200	ScanSource, Inc.*	84,832
9,200	Select Medical Holdings Corp.	128,984
1,500	Service Corp. International	33,255
5,000	ShoreTel, Inc.*	33,500
1,600	Signature Bank*	189,536
5,200	Silicon Image, Inc.*2	26,312
1,600	Simon Property Group, Inc. - REIT	272,048
3,800	Skechers U.S.A., Inc. - Class A*	221,806
6,400	Skyworks Solutions, Inc.	362,624
500	SL Green Realty Corp. - REIT	54,675
1,600	SM Energy Co.	142,464
400	Solera Holdings, Inc.	24,384
24,900	Sonus Networks, Inc.*2	93,873
4,900	Southwestern Energy Co.*	201,782
5,100	Sovran Self Storage, Inc. - REIT	394,077
7,500	Spansion, Inc. - Class A*2	167,250
4,400	Spirit Aerosystems Holdings, Inc. - Class A*	168,740
2,600	SPX Corp.2	270,530
2,200	St. Jude Medical, Inc.	144,298
4,800	STAG Industrial, Inc. - REIT	112,464
3,000	Stamps.com, Inc.*	100,980
1,100	Standard Motor Products, Inc.	41,371
1,000	Starwood Property Trust, Inc. - REIT	23,850
5,400	Starz - Class A*	168,966
2,000	Steel Dynamics, Inc.	46,480

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
6,300	Stone Energy Corp.*	$221,697
3,100	Strategic Hotels & Resorts, Inc. - REIT*	36,828
1,200	Strayer Education, Inc.*	72,864
4,200	Summit Hotel Properties, Inc. - REIT	45,990
2,700	SunCoke Energy, Inc.*	64,827
11,700	Superior Energy Services, Inc.2	419,328
1,100	SVB Financial Group*	122,452
6,500	Symetra Financial Corp.	158,210
800	Synaptics, Inc.*	65,680
300	Syntel, Inc.*	26,811
300	Tech Data Corp.*	20,250
600	Techne Corp.	57,312
1,200	Terex Corp.	44,892
1,600	The Geo Group Inc. - REIT	59,872
3,200	TIBCO Software, Inc.*	66,688
1,100	Time Warner Cable, Inc.2	162,723
16,600	Time Warner, Inc.2	1,278,698
2,300	Time, Inc.*	54,004
2,500	Timken Co.	113,225
1,250	TimkenSteel Corp.	59,725
7,200	Travelers Cos., Inc.	681,912
700	Trex Co., Inc.*	26,320
4,600	Trinity Industries, Inc.2	222,548
2,900	TripAdvisor, Inc.*	287,361
2,700	TrueBlue, Inc.*	73,278
7,800	Tutor Perini Corp.*	233,064
29,200	Tyson Foods, Inc. - Class A	1,111,352
2,900	U.S. Silica Holdings, Inc.	208,249
1,500	Unit Corp.*	98,715
1,000	United Therapeutics Corp.*	117,830
4,900	UnitedHealth Group, Inc.	424,732
2,800	Universal Insurance Holdings, Inc.	38,808
13,000	Unum Group	471,510
1,900	USANA Health Sciences, Inc.*1 2	138,757
23,900	Vaalco Energy, Inc.*	218,685
13,500	Valero Energy Corp.	730,890
1,100	Ventas, Inc. - REIT	72,358
16,314	Verizon Communications, Inc.	812,877
3,600	Viacom, Inc. - Class B	292,140
1,400	Visa, Inc. - Class A	297,528

21

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,300	Visteon Corp.*	$131,547
13,300	Vonage Holdings Corp.*2	45,885
600	Vornado Realty Trust - REIT	63,522
900	Wabtec Corp.	75,024
600	Walgreen Co.	36,312
5,100	Walt Disney Co.	458,388
14,400	Warren Resources, Inc.*	92,880
3,300	Washington Prime Group, Inc. - REIT	64,416
1,300	Waste Management, Inc.	61,061
1,400	Webster Financial Corp.	41,300
900	WellCare Health Plans, Inc.*	59,274
5,500	WellPoint, Inc.2	640,805
29,100	Wells Fargo & Co.	1,496,904
9,400	Western Digital Corp.	968,294
2,900	Western Refining, Inc.2	134,937
2,000	Weyerhaeuser Co. - REIT	67,900
6,100	Whiting Petroleum Corp.*	565,226
4,600	Worthington Industries, Inc.	186,024
300	WR Grace & Co.*2	29,709
18,800	Yahoo!, Inc.*	723,988
5,900	Zebra Technologies Corp. - Class A*	460,377
		102,408,994
	TOTAL COMMON STOCK
	(Cost $189,364,983)	219,571,244

	PREFERRED STOCK – 0.2%
	BRAZIL – 0.0%
10,125	Lojas Americanas S.A.	71,646

	GERMANY – 0.2%
1,146	Henkel A.G. & Co. KGaA	120,295
2,859	Porsche Automobil Holding S.E.	260,925
		381,220
	ITALY – 0.0%
2,254	Unipol Gruppo Finanziario S.p.A.	11,294

	TOTAL PREFERRED STOCK
	(Cost $387,075)	464,160

Number of Contracts		Value
	PURCHASED OPTIONS – 0.1%
	PURCHASED CALL OPTIONS – 0.0%
	S&P 500 Index
87	Exercise Price: $2,115, Expiration Date: September 20, 2014	$1,740
	S&P 500 Index - FLEX
95	Exercise Price: $2,057, Expiration Date: September 2, 2014	4
95	Exercise Price: $2,063, Expiration Date: September 3, 2014	3
94	Exercise Price: $2,080, Expiration Date: September 8, 2014	110
95	Exercise Price: $2,075, Expiration Date: September 10, 2014	1,903
85	Exercise Price: $2,100, Expiration Date: September 15, 2014	567
86	Exercise Price: $2,110, Expiration Date: September 17, 2014	769
90	Exercise Price: $2,125, Expiration Date: September 22, 2014	323
92	Exercise Price: $2,130, Expiration Date: September 24, 2014	337
	S&P 500 Index - Weekly
95	Exercise Price: $2,060, Expiration Date: September 5, 2014	1,425
90	Exercise Price: $2,080, Expiration Date: September 12, 2014	1,710
91	Exercise Price: $2,125, Expiration Date: September 26, 2014	1,820
		10,711
	PURCHASED PUT OPTIONS – 0.1%
	iShares MSCI EAFE Index Fund
1,331	Exercise Price: $62, Expiration Date: September 20, 2014	9,317
1,365	Exercise Price: $60, Expiration Date: October 18, 2014	19,110
	iShares MSCI EAFE Index Fund - FLEX
1,240	Exercise Price: $61, Expiration Date: September 3, 2014	1
1,345	Exercise Price: $60, Expiration Date: September 12, 2014	1,259
1,340	Exercise Price: $61, Expiration Date: September 24, 2014	9,321
1,395	Exercise Price: $58, Expiration Date: October 1, 2014	6,343
1,375	Exercise Price: $59, Expiration Date: October 8, 2014	10,999

22

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
1,355	Exercise Price: $60, Expiration Date: October 22, 2014	$23,719
	iShares MSCI Emerging Markets Index Fund
1,532	Exercise Price: $40, Expiration Date: September 20, 2014	3,064
1,530	Exercise Price: $40, Expiration Date: October 18, 2014	19,890
	iShares MSCI Emerging Markets Index Fund - FLEX
1,275	Exercise Price: $40, Expiration Date: September 3, 2014	—
1,562	Exercise Price: $39, Expiration Date: September 12, 2014	628
1,540	Exercise Price: $39, Expiration Date: September 24, 2014	2,088
1,585	Exercise Price: $38, Expiration Date: October 1, 2014	1,902
1,545	Exercise Price: $38, Expiration Date: October 8, 2014	5,442
1,510	Exercise Price: $41, Expiration Date: October 22, 2014	26,626
	iShares Russell 2000 Index Fund
394	Exercise Price: $101, Expiration Date: September 20, 2014	1,970
396	Exercise Price: $100, Expiration Date: October 18, 2014	7,920
	iShares Russell 2000 Index Fund - FLEX
362	Exercise Price: $102, Expiration Date: September 3, 2014	1
398	Exercise Price: $100, Expiration Date: September 12, 2014	590
399	Exercise Price: $100, Expiration Date: September 24, 2014	1,588
405	Exercise Price: $96, Expiration Date: October 1, 2014	2,485
402	Exercise Price: $99, Expiration Date: October 8, 2014	4,314
390	Exercise Price: $103, Expiration Date: October 22, 2014	13,877
	S&P 500 Index
53	Exercise Price: $1,810, Expiration Date: September 20, 2014	5,300

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
87	Exercise Price: $1,820, Expiration Date: September 20, 2014	$9,570
53	Exercise Price: $1,795, Expiration Date: October 18, 2014	18,020
	S&P 500 Index - FLEX
95	Exercise Price: $1,725, Expiration Date: September 2, 2014	—
95	Exercise Price: $1,725, Expiration Date: September 3, 2014	—
50	Exercise Price: $1,795, Expiration Date: September 3, 2014	1
94	Exercise Price: $1,765, Expiration Date: September 8, 2014	331
95	Exercise Price: $1,770, Expiration Date: September 10, 2014	943
53	Exercise Price: $1,795, Expiration Date: September 12, 2014	1,878
85	Exercise Price: $1,800, Expiration Date: September 15, 2014	3,378
86	Exercise Price: $1,810, Expiration Date: September 17, 2014	5,029
90	Exercise Price: $1,825, Expiration Date: September 22, 2014	12,057
53	Exercise Price: $1,780, Expiration Date: September 24, 2014	5,598
92	Exercise Price: $1,830, Expiration Date: September 24, 2014	13,451
55	Exercise Price: $1,700, Expiration Date: October 1, 2014	3,916
54	Exercise Price: $1,750, Expiration Date: October 8, 2014	9,167
53	Exercise Price: $1,820, Expiration Date: October 22, 2014	27,261
	S&P 500 Index - Weekly
95	Exercise Price: $1,715, Expiration Date: September 5, 2014	950
90	Exercise Price: $1,780, Expiration Date: September 12, 2014	3,960
91	Exercise Price: $1,820, Expiration Date: September 26, 2014	15,925
		309,189
	TOTAL PURCHASED OPTIONS
	(Cost $1,079,586)	319,900

23

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Shares		Value
	RIGHTS – 0.0%
300	Constellation Software, Inc.*	$153
1,250	Oversea-Chinese Banking Corp. Ltd.*	2,347
1,112	AGL Energy Ltd.*	2,846

	TOTAL RIGHTS
	(Cost $—)	5,346

	SHORT-TERM INVESTMENTS – 9.1%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 1.5%
	Collateral pool allocation3	3,542,476

	MONEY MARKET FUNDS – 7.6%
18,406,423	JPMorgan Prime Money Market Fund - Agency Shares, 0.01%2 4	18,406,423

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,948,899)	21,948,899

	WARRANT – 0.0%
	HONG KONG – 0.0%
8	Sun Hung Kai Properties Ltd.*	20

	TOTAL WARRANT
	(Cost $—)	20

	TOTAL INVESTMENTS – 100.6%
	(Cost $212,780,543)	242,309,569
	Liabilities less other assets – (0.6)%	(1,441,917)

	TOTAL NET ASSETS – 100.0%	$240,867,652

Number of Contracts
	SHORT SECURITIES – (1.4)%
	WRITTEN OPTIONS – (1.4)%
	WRITTEN CALL OPTIONS – (1.3)%
	iShares MSCI EAFE Index Fund
(975)	Exercise Price: $68, Expiration Date: September 26, 2014	(16,575)
(975)	Exercise Price: $68, Expiration Date: October 3, 2014	(22,425)

Number of Contracts		Value
	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(975)	Exercise Price: $69, Expiration Date: October 18, 2014	$(17,550)
	iShares MSCI Emerging Markets Index Fund
(1,002)	Exercise Price: $46, Expiration Date: September 12, 2014	(25,050)
(815)	Exercise Price: $46, Expiration Date: September 20, 2014	(27,710)
(1,465)	Exercise Price: $46, Expiration Date: September 20, 2014	(24,905)
(1,002)	Exercise Price: $46, Expiration Date: September 20, 2014	(8,016)
(815)	Exercise Price: $46, Expiration Date: October 18, 2014	(39,120)
(1,000)	Exercise Price: $47, Expiration Date: October 18, 2014	(19,000)
(815)	Exercise Price: $48, Expiration Date: November 22, 2014	(19,560)
	iShares Russell 2000 Index Fund
(285)	Exercise Price: $119, Expiration Date: September 20, 2014	(14,535)
(285)	Exercise Price: $120, Expiration Date: September 30, 2014	(12,540)
(284)	Exercise Price: $120, Expiration Date: October 3, 2014	(18,460)
(285)	Exercise Price: $120, Expiration Date: October 18, 2014	(26,220)
(285)	Exercise Price: $121, Expiration Date: October 18, 2014	(17,670)
(285)	Exercise Price: $122, Expiration Date: November 22, 2014	(29,640)
	S&P 500 Index
(39)	Exercise Price: $2,010, Expiration Date: September 20, 2014	(46,644)
(13)	Exercise Price: $2,015, Expiration Date: September 20, 2014	(13,000)
(126)	Exercise Price: $2,020, Expiration Date: September 20, 2014	(93,870)
(70)	Exercise Price: $1,995, Expiration Date: October 18, 2014	(228,200)
(25)	Exercise Price: $2,040, Expiration Date: October 18, 2014	(28,250)
(86)	Exercise Price: $2,040, Expiration Date: November 22, 2014	(179,740)

24

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2014 (Unaudited)

Number of Contracts		Value
	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
	S&P 500 Index - FLEX
(95)	Exercise Price: $1,962, Expiration Date: September 2, 2014	$(392,624)
(95)	Exercise Price: $1,968, Expiration Date: September 3, 2014	(335,345)
(94)	Exercise Price: $1,985, Expiration Date: September 8, 2014	(205,657)
(95)	Exercise Price: $1,980, Expiration Date: September 10, 2014	(260,358)
(85)	Exercise Price: $2,005, Expiration Date: September 15, 2014	(106,187)
(86)	Exercise Price: $2,015, Expiration Date: September 17, 2014	(79,358)
(90)	Exercise Price: $2,025, Expiration Date: September 22, 2014	(66,267)
(92)	Exercise Price: $2,030, Expiration Date: September 24, 2014	(62,671)
	S&P 500 Index - Weekly
(95)	Exercise Price: $1,965, Expiration Date: September 5, 2014	(367,935)
(90)	Exercise Price: $1,985, Expiration Date: September 12, 2014	(208,800)
(91)	Exercise Price: $2,025, Expiration Date: September 26, 2014	(75,530)
(61)	Exercise Price: $2,025, Expiration Date: October 31, 2014	(139,873)
		(3,229,285)
	WRITTEN PUT OPTIONS – (0.1)%
	S&P 500 Index
(87)	Exercise Price: $1,915, Expiration Date: September 20, 2014	(29,580)
	S&P 500 Index - FLEX
(95)	Exercise Price: $1,820, Expiration Date: September 2, 2014	—
(95)	Exercise Price: $1,820, Expiration Date: September 3, 2014	(5)
(94)	Exercise Price: $1,860, Expiration Date: September 8, 2014	(1,534)
(95)	Exercise Price: $1,865, Expiration Date: September 10, 2014	(2,925)
(85)	Exercise Price: $1,895, Expiration Date: September 15, 2014	(11,258)
(86)	Exercise Price: $1,905, Expiration Date: September 17, 2014	(16,231)
	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN PUT OPTIONS (Continued)
(90)	Exercise Price: $1,925, Expiration Date: September 22, 2014	$(35,047)
(92)	Exercise Price: $1,930, Expiration Date: September 24, 2014	(47,692)
	S&P 500 Index - Weekly
(95)	Exercise Price: $1,810, Expiration Date: September 5, 2014	(1,900)
(90)	Exercise Price: $1,875, Expiration Date: September 12, 2014	(9,630)
(91)	Exercise Price: $1,920, Expiration Date: September 26, 2014	(46,410)
		(202,212)
	TOTAL WRITTEN OPTIONS
	(Proceeds $2,264,890)	(3,431,497)

	TOTAL SHORT SECURITIES
	(Proceeds $2,264,890)	$(3,431,497)

*	Non-income producing security.

1	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

2	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of those securities was $28,427,383.

3	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements

4	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

CA – Canada

FLEX – Flexible Exchange traded option, representing a customized option contract with negotiated contract terms.

GDR – Global Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

25

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
FUTURES CONTRACTS
As of August 31, 2014 (Unaudited)

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
64	E-Mini S&P 500 Index	September 2014	$194,810
84	Euro STOXX 50 Index	September 2014	65,000
1	Hang Seng Index	September 2014	(2,367)
260	MSCI Emerging Markets Mini Index	September 2014	547,347
4	S&P/TSX 60 Index	September 2014	11,766
2	SPI 200	September 2014	6,582
9	TOPIX Index	September 2014	16,844
			$839,982

See accompanying Notes to Financial Statements.

26

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SUMMARY OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stock
Financials	16.6%
Health Care	11.6%
Communications	10.0%
Technology	9.9%
Consumer Staples	9.2%
Energy	8.9%
Consumer Discretionary	8.8%
Industrials	6.9%
Materials	5.5%
Utilities	3.8%
Total Common Stock	91.2%
Preferred Stock
Consumer Discretionary	0.1%
Consumer Staples	0.1%
Financials	0.0%
Total Preferred Stock	0.2%
Short-Term Investments	9.1%
Total Investments	100.5%
Purchased Options
Purchased Call Options	0.0%
Purchased Put Options	0.1%
Total Purchased Options	0.1%
Total Investments and Purchased Options	100.6%
Liabilities in excess of other assets	(0.6%)
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

27

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2014 (Unaudited)

ASSETS:
Investments, at value (cost $208,158,481)	$238,447,193
Purchased options outstanding, at value (premiums paid $1,079,586)	319,900
Cash	4,071,379
Foreign currency, at value (cost $785,787)	781,895
Deposits at Brokers for Futures (cost $335,512)	335,356
Receivables:
Investments sold	270,631
Dividends and interest	502,448
Variation margin	839,982
Other prepaid expenses	33,768
Total assets	245,602,552

LIABILITIES:
Written options outstanding, at value (premiums received $2,264,890)	3,431,497
Payables:
Investments purchased	722,241
Due to Adviser	265,065
Accrued fund accounting fees	16,366
Accrued administrative servicing fees	19,777
Accrued registration fees	2,937
Accrued custody fees	147,643
Accrued fund administration fees	9,939
Accrued transfer agent fees and expenses	9,701
Accrued Trustees' fees	18,111
Accrued Chief Compliance Officer fees	6,686
Accrued other expenses	84,937
Total liabilities	4,734,900

NET ASSETS	$240,867,652

NET ASSETS CONSIST OF:
Capital (unlimited shares authorized, no par value)	$208,164,879
Accumulated net investment income	304,788
Accumulated net realized gain on investments	3,200,684
Net unrealized appreciation (depreciation) on:
Investments	30,288,712
Foreign currency	(5,100)
Futures contracts	839,982
Purchased options	(759,686)
Written options	(1,166,607)
NET ASSETS	$240,867,652

ADVISOR SHARES:
Net assets applicable to outstanding shares	$240,867,652
Shares issued and outstanding	20,381,283
Net asset value per share	$11.82

See accompanying Notes to Financial Statements.

28

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $213,222)	$2,936,547
Interest	732
Securities lending income	21,730
Total investment income	2,959,009

EXPENSES:
Advisory fees	1,472,589
Custody fees	189,670
Administrative services fees	109,894
Legal fees	60,882
Fund administration fees	56,384
Fund accounting fees	48,043
Trustees' fees and expenses	44,804
Chief Compliance Officer fees	34,179
Transfer agent fees and expenses	26,503
Audit fees	24,296
Registration fees	18,197
Offering costs	10,951
Insurance fees	10,320
Shareholder reporting fees	5,689
Miscellaneous	51,704
Total expenses	2,164,105
Net investment income	794,904

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,238,483
Foreign currency translations	(8,866)
Futures contracts	1,245,554
Purchased options	(4,175,881)
Written options	3,637,407
Total net realized gain	5,936,697
Net change in unrealized appreciation (depreciation) on:
Investments	7,427,120
Foreign currency translations	(10,699)
Futures contracts	1,161,186
Purchased options	52,730
Written options	148,393
Total net change in unrealized appreciation	8,778,730
Net realized and unrealized gain	14,715,427
Net Increase in Net Assets from Operations	$15,510,331

See accompanying Notes to Financial Statements.

29

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2014 (Unaudited)	Period Ended February 28, 2014*
INCREASE IN NET ASSETS FROM:
Operations:
Net investment income	$794,904	$(79,900)
Net realized gain on investments and foreign currency	5,936,697	(2,745,815)
Net change in unrealized appreciation on investments and foreign currency	8,778,730	20,418,571
Net increase in net assets resulting from operations	15,510,331	17,592,856

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Advisor Shares	—	(420,776)
Total distributions to shareholders	—	(420,776)

CAPITAL SHARE TRANSACTIONS:
Advisor Shares:
Shares sold	27,647,643	202,414,393
Shares issued for reinvestment of distributions	—	381,544
Shares redeemed	(4,593,028)	(17,765,311)
Net increase from capital share transactions	23,054,615	185,030,626

Total increase in net assets	38,564,946	202,202,706

NET ASSETS:
Beginning of period	202,302,706	100,000
End of period	$240,867,652	$202,302,706

Accumulated net investment income	$304,788	$(495,396)

TRANSACTIONS IN SHARES:
Advisor Shares:
Share sold	2,396,724	20,010,329
Shares issued for reinvestment of distributions	—	34,940
Shares redeemed	(400,679)	(1,670,031)
Net increase	1,996,045	18,375,238

*	Commenced operations as of the close of business on April 4, 2013.

See accompanying Notes to Financial Statements.

30

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2014 (Unaudited)		Period Ended February 28, 2014*
Net asset value, beginning of period	$11.00		$10.00

Income from Investment Operations:
Net investment gain (loss)	0.04		—	(1)
Net realized and unrealized gain on investments and foreign currency	0.78		1.02
Total from investment operations	0.82		1.02

Less Distributions:
From net investment income	—		(0.02)
Total distributions	—		(0.02)

Net asset value, end of period	$11.82		$11.00

Total return	7.45	%(2)	10.24	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$240,868		$202,303
Ratios (as a percentage of average daily net assets):
Expenses	1.97	%(3)	2.20	%(3)
Net investment income (loss)	0.72	%(3)	(0.05	%)(3)
Portfolio turnover rate	37	%(2)	43	%(2)

*	Commenced operations as of the close of business on April 4, 2013.

(1)	Rounds to less than (0.005).

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

31

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

1.	ORGANIZATION

Aspiriant Risk-Managed Global Equity Fund (the “Fund”) is a series of Aspiriant Global Equity Trust (the “Trust”), which was organized on November 22, 2011, as a statutory trust under the laws of the State of Delaware. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Fund also invests in securities that provide exposure to equity securities.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Fund, including the Adviser and sub-advisers.

The Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Securities are valued at market value as of the close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

The values of securities held by the Fund are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment. Foreign currency exchange rates are generally determined at the close of the NYSE. Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The

32

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates its net asset value (“NAV”).

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

Enhanced disclosure about the Fund’s derivative and hedging activities can be found in Note 6.

i.	Written Options

Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The premium amount and the number of option contracts written by the Fund during the period ended August 31 2014, were as follows:

Written Options	Number of Contracts	Premium Amount
Call options outstanding at March 1, 2014	12,536	$1,551,522
Put options outstanding at March 1, 2014	989	650,758
Call options written	56,556	7,179,999
Put options written	6,454	4,094,186
Call options closed	(56,155)	(7,233,528)
Put options closed	(6,348)	(4,024,800)
Options outstanding at August 31, 2014	14,032	$2,218,137

33

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Derivatives (Continued)

ii.	Purchased Options

Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

The average number of purchased options contracts outstanding during the period ended August 31, 2014, which is indicative of the volume of this derivative type, was 27,969 contracts.

iii.	Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

34

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$4,769,194	$—	$4,769,194
Austria	—	109,409	—	109,409
Belgium	—	694,772	—	694,772
Bermuda	4,371,382	604,905	—	4,976,287
Brazil	6,138,385	—	—	6,138,385
Canada	7,307,282	—	—	7,307,282
Cayman Islands	244,759	937,844	—	1,182,603
Chile	2,210,346	—	—	2,210,346
China	—	636,539	—	636,539
Curacao	607,319	—	—	607,319
Denmark	—	1,516,516	—	1,516,516
Finland	—	1,025,055	—	1,025,055
France	—	4,158,433	—	4,158,433
Germany	—	4,281,543	—	4,281,543
Guernsey	—	109,236	—	109,236
Hong Kong	—	1,642,330	—	1,642,330
India	215,644	—	—	215,644
Indonesia	—	1,174,795	—	1,174,795
Ireland	923,121	421,494	—	1,344,615
Isle of Man	—	49,470	—	49,470
Israel	—	169,635	—	169,635
Italy	—	2,050,762	—	2,050,762
Japan	—	13,224,553	—	13,224,553
Jersey	146,118	237,090	—	383,208

35

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Total
Common Stock (Continued)
Liberia	$286,920	$—	$—	$286,920
Luxembourg	—	25,546	—	25,546
Malaysia	—	5,600,058	—	5,600,058
Malta	—	69,432	—	69,432
Mauritus	—	6,940	—	6,940
Mexico	2,546,225	—	—	2,546,225
Netherlands	1,612,335	1,206,135	—	2,818,470
Norway	—	360,176	—	360,176
Poland	—	1,377,305	—	1,377,305
Puerto Rico	179,568	—	—	179,568
Singapore	605,212	1,095,146	—	1,700,358
South Africa	—	6,216,767	—	6,216,767
South Korea	—	5,930,899	—	5,930,899
Spain	—	2,267,261	—	2,267,261
Sweden	—	1,483,823	—	1,483,823
Switzerland	1,060,267	4,680,296	—	5,740,563
Taiwan	330,852	5,499,939	—	5,830,791
Thailand	—	1,450,889	—	1,450,889
Turkey	—	739,943	—	739,943
United Kingdom	398,126	12,154,259	—	12,552,385
United States	101,575,171	833,823	—	102,408,994
Preferred Stock
Brazil	71,646	—	—	71,646
Germany	—	381,220	—	381,220
Italy	—	11,294	—	11,294
Purchased Call Options	6,695	4,016	—	10,711
Purchased Put Options	114,996	194,193	—	309,189
Rights	2,500	2,846		5,346
Short-Term Investments	18,406,423	3,542,476	—	21,948,899
Warrants	—	20	—	20
Total Assets	$149,361,292	$92,948,277	$—	$242,309,569

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(1,720,818)	$(1,508,467)	$—	$(3,229,285)
Written Put Options	(87,520)	(114,692)	—	(202,212)
Total Liabilities	$(1,808,338)	$(1,623,159)	$—	$(3,431,497)

36

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$839,982	$—	$—	$839,982

As of August 31, 2014, the Fund did not hold any Level 3 securities. Transfers into and out of all Levels are represented by their balances as of the end of the reporting period. For the period ended August 31, 2014, there were no transfers among levels.

(d)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest model. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on August 31, 2014.

ii.
Purchases and sales of investment securities, income and expenses — at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

37

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Securities Lending

The Fund participates in a securities lending program, providing for the lending of U.S. and global equity securities to qualified brokers. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis, and therefore the Value of Securities Loaned and Payable on Collateral Due to Brokers in the table below may not accurately reflect the operational nature of the securities lending program. The Fund’s securities on loan were appropriately collateralized at August 31, 2014. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was invested in the following securities as of August 31, 2014:

Description	Value
Repurchase Agreement with Pershing, LLC, 0.07%	$1,000,000
Repurchase Agreement with Barclays Capital, 0.04%	756,362
Fidelity Institutional Money Market Fund, 0.10%*	500,000
Repurchase Agreement with Natixis, New York, 0.10%	500,000
Repurchase Agreement with RBS Securities Inc., 0.05%	400,000
$3,156,362

*	The rate shown is the annualized 7-day yield as of August 31, 2014.

As of August 31, 2014, the Fund held non-cash collateral in the amount of $386,115 which consisted of fixed income U.S. Treasury Securities.

The Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the period ended August 31, 2014, the Fund paid $10,174 to JPM from securities lending revenue.

38

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(g)	Distributions to Shareholders

The Fund intends to make annual distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund believes that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(j)	Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no federal income tax provision is required.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years for all major jurisdictions, which the Fund considers to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the period ended August 31, 2014, the Fund did not record a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

39

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Fund pursuant to the terms of an investment advisory agreement between the Adviser and the Trust. In consideration for such services, the Fund will pay the Adviser a fee at an annual rate of 1.34% based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement with the Trust, the Adviser is entitled to a fee at an annual rate of 0.10% based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Fund that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (“Expense Limitation Agreement”) under which the Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (which exclude any acquired fund fees and expenses, interest expenses, taxes, brokerage commissions, dividend costs relating to short sales and extraordinary expenses of the Fund) to the extent necessary to limit the annualized operating expenses of the Advisor Shares to 2.25% of the Fund’s average daily net asset value attributable to the Advisor Shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement. As of August 31, 2014, there were no amounts waived or assumed that are subject for recoupment by Adviser.

Since the organization of the Fund, offering expenses of $113,967 have been paid on behalf of the Fund by the Adviser and were amortized to expense over twelve months on a straight-line basis beginning on the date the Fund commenced operations, April 4, 2013. During the period ended August 31, 2014, $10,951 of the total offering expenses were amortized to expense. As of the period ended August 31, 2014, the Adviser has recouped all offering expenses paid on behalf of the Fund.

(b)	Sub-Advisory Fees

AQR Capital Management, LLC (“AQR”) serves as the sub-adviser for a portion of the Fund’s equity strategy. Parametric Risk Advisors LLC (“PRA”) serves as the sub-adviser for the options overlay strategy of the Fund. The Adviser pays a portion of its advisory fee to AQR and PRA for sub-advisory services they provide to the Fund.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Fund’s cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

40

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general fund management; monitoring fund compliance with federal and state regulations; supervising the maintenance of the fund’s general ledger, the preparation of the fund’s financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee, other than those affiliated with the Adviser, receives an annual retainer of $25,000, plus reimbursement of related expenses. In addition, the audit committee chair receives an annual retainer of $5,000.

4.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $91,234,709 and $73,461,465, respectively.

5.	FEDERAL TAX INFORMATION

At August 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$212,781,145

Gross unrealized appreciation	$34,337,431
Gross unrealized depreciation	(4,809,007)

Net unrealized appreciation on investments	$29,528,424

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

41

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

As of February 28, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated earnings	—
Accumulated capital and other losses	(4,737,477)
Unrealized appreciation on investments	22.454.380
Unrealized depreciation on futures contracts, foreign currency translations and written options	(534,642)
Total accumulated earnings/(deficit)	$17,182,261

6.	OTHER DERIVATIVE INFORMATION

(a)	Derivative Investment Holdings Categorized by Risk Exposure

The Fund is subject to the FASB “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of Augusts 31, 2014:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Asset and Liabilities location	Fair Value
Equity price risk*	Purchased options outstanding, at value	$319,900	Written options outstanding, at value	$3,431,497
	Variation margin	839,982

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

42

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

6.	OTHER DERIVATIVE INFORMATION (Continued)

(a)	Derivative Investment Holdings Categorized by Risk Exposure (Continued)

For the period March 1, 2014 through August 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

	Statement of Operations
Risk exposure category	Derivative Instrument	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on derivatives recognized in income
Equity price risk	Purchased Options	$(4,175,881)	$52,730
Equity price risk	Written Options	3,637,407	148,393
Equity price risk	Futures Contracts	1,245,554	1,161,186

(b)	Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of February 28, 2014, the Fund did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

7.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

43

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
OTHER INFORMATION
August 31, 2014 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on April 24, 2014, the Board of Trustees of Aspiriant Global Equity Trust (the “Trust”) considered the renewal of the Trust’s advisory agreement with Aspiriant, LLC (the “Adviser”), on behalf of Aspiriant Risk-Managed Global Equity Fund (the “Fund”), and of the sub-advisory agreements between the Adviser and each of AQR Capital Management, LLC and Parametric Risk Advisors, LLC (collectively, the “Sub-Advisers”).

After their initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to continue the agreements for an additional one-year term. In preparation for such meetings, the Board will request and review a wide variety of information from the Adviser and the Sub-Advisers.

Prior to and at the April meeting at which the Trustees considered the Trust’s agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the fees of the Adviser and Sub-Advisers under the agreements. Representatives from the Adviser and Sub-Advisers provided overviews of their advisory business and discussed their investment personnel, investment processes, and investment experience. The Board discussed the written materials, the Adviser’s and Sub-Advisers’ oral presentations, and any other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling, or determinative of its decision.

Based on the Trustees’ deliberations and evaluation of the information they received, the Trustees concluded that the Adviser’s and Sub-Advisers’ proposed fees are fair and reasonable in light of the services to be provided by the Adviser and Sub-Advisers and approved the agreements.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and Sub-Advisers to the Fund, the Board reviewed, among other things, the Adviser’s and Sub-Advisers’ personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and Sub-Advisers’ senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and Sub-Advisers’ organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and Sub-Advisers to determine whether adequate resources were available to continue to provide a high level of service to the Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Advisers.

Performance

The Board reviewed peer group and benchmark comparative performance information from Morningstar. The Board noted that the Fund is performing well against its peer group. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of the Fund.

44

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
OTHER INFORMATION (Continued)
August 31, 2014 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Cost of Services

The Board reviewed the Fund’s advisory fee and peer group comparative fee information. The Board noted that the Fund’s advisory fee is within the range of advisory fees paid by the peer group of funds. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the Fund. The Board concluded that the Fund’s advisory fee is fair and reasonable in light of the services that the Fund receives.

Profitability

The Board reviewed information about the profitability of the Fund to the Adviser and Sub-Advisers and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser and Sub-Advisers is within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale and noted that certain of the Sub-Advisers’ fee schedules include breakpoints.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

45

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
EXPENSE EXAMPLE

August 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2014 to August 31, 2014.

ACTUAL EXPENSES

The first line of the following table titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.
	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Annualized Expense Ratio	Expense Paid During the Period from March 1, 2014 to August 31, 2014*
Actual	$1,000.00	$1,074.50	1.97%	$10.29
Hypothetical	$1,000.00	$1,015.28	1.97%	$10.00

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period)

[ THIS PAGE INTENTIONALLY LEFT BLANK ]

[ THIS PAGE INTENTIONALLY LEFT BLANK ]

[ THIS PAGE INTENTIONALLY LEFT BLANK ]

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

A series of Aspiriant Global Equity Trust

Advisor Shares (Ticker RMEAX)

INVESTMENT ADVISER
Aspiriant LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS
AQR Capital Management, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830

Parametric Risk Advisors
274 Riverside Avenue
Westport, CT 06880

AUDITORS
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL
Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006

CUSTODIAN
JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR
UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Not applicable to semi-annual reports.

(2)
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)
Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Global Equity Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	November 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	November 7, 2014

By	/s/ Hilarie C. Green
Title	Hilarie C. Green, Treasurer and Principal Financial Officer

Date	November 7, 2014